UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number       811-07989

                            Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

                              Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

                              Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (310) 966-8900

Date of fiscal year end:       March 31, 2004

Date of reporting period:       September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

METROPOLITAN WEST FUNDS

ULTRA SHORT BOND FUND

LOW DURATION BOND FUND

INTERMEDIATE BOND FUND

TOTAL RETURN BOND FUND

HIGH YIELD BOND FUND

STRATEGIC INCOME FUND

ALPHATRAKSM 500 FUND

SEMI-ANNUAL REPORT

(Unaudited)

September 30, 2003

Metropolitan West Funds

Dear Fellow Shareholder,

Thank you for your continued participation in the Metropolitan West Funds. We are pleased to present the enclosed Semi-Annual Report for the Funds, including the following:

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Metropolitan West AlphaTrak 500 Fund (MWATX)

Metropolitan West Strategic Income Fund (MWSTX)

Metropolitan West Ultra Short Bond Fund (MWUSX)

Review

One year ago, in our September 30, 2002 Semi-Annual Report, we observed, with concern, the myriad challenges to the capital markets that had grown out of an accumulation of unwelcome events: a bear market among equities unseen since the late 1930s, a recession and subsequently sluggish recovery, heightened geopolitical fears, and corporate governance failures. Like a great many investors, we found the conditions especially difficult and experienced the disappointment of short-term underperformance. Notwithstanding the poor results of the summer of 2002, in writing last September’s Report, we maintained that adherence to a disciplined, value-oriented portfolio construction process and an appropriately long-term perspective would reward the Funds with substantially improved performance prospects as market conditions began to normalize.

Starting in early October of last year, the pessimism that had been prevailing throughout the capital markets began to subside. Companies that had been denied access to the capital markets for funding found the credit crunch easing, and took advantage of the improvement to enhance balance sheet liquidity and to refinance debt at lower interest rates. Ironically, this reduction in interest expense was a condition that homeowners had already been exploiting for the better part of the previous two years with, in many cases, multiple low- or no-cost refinancings. As a result of the lifting sentiments in Corporate America, the equity markets advanced and corporate bond prices normalized, in some cases from unprecedented and, in our view, unwarranted, lows.

By the time we issued our March 31, 2003 Annual Report, the corporate bond market had enjoyed a healthy, though not yet complete, recovery. However, despite the improving health in much of the capital markets, 50-year lows in Treasury rates held as economic uncertainties persisted, most notably around the employment picture. Notwithstanding the uncertainty, we maintained a view that the two-and-a-half year buildup of monetary and fiscal stimulus would prove to increase the pace of domestic economic activity, contributing to an ongoing improvement in corporate financial health, but also put pressure on Treasury and mortgage rates to rise. When second quarter GDP growth was revised upward to 3.3% and third quarter forecasts were revised sharply higher, the Treasury market reflected the vitality with a modest selloff, and five- and ten-year rates backed up, i.e., increased, some 80 basis points between mid-June and September 30.

With regard to performance, low initial yields and rising rates left Treasury and Treasury/Mortgage-heavy indices challenged from a total return perspective over the past several months, especially during July when the runup in rates was most pronounced. Conversely, corporate indices, especially BBB- and high yield, continued what was started last October, pacing the fixed income sectors with strong returns. High yield indices captured 13% returns in the past six months, and 30% over the last year, while the BBB-rated investment grade corporate indices delivered 7% and 15% over those time frames. By contrast, the broad Treasury index returned just over 3% in the twelve months ended September 30, while the mortgage index posted a similar, 3.5%, return.

Fund Results

Metropolitan West Total Return Bond Fund – M-Class (MWTRX), I-Class (MWTIX)

Metropolitan West Intermediate Bond Fund – M-Class (MWIMX), I-Class (MWIIX)

Metropolitan West Low Duration Bond Fund – M-Class (MWLDX), I-Class (MWLIX)

Performance Through September 30, 2003
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWTRX (Inception: March 31, 1997)	+8.38%	+15.18%	+6.89%	+6.61%	+7.93%
Lehman Bros. Aggregate Index*	+2.35%	+5.40%	+8.94%	+6.62%	+7.97%

MWTIX (Inception: March 31, 2000)	+8.60%	+15.55%	+7.12%	—	+7.62%
Lehman Bros. Aggregate Index*	+2.35%	+5.40%	+8.94%	—	+9.07%
Performance Through September 30, 2003
	6 Months	1 Year	Since Inception
	(Cumulative)	(Annualized)	(Annualized)
MWIMX (Inception:June 30, 2003)	—	—	+1.10% (non-annualized)
Lehman Bros. Intermed. Gov’t.Credit Index*	—	—	-0.02% (non-annualized)

MWIIX (Inception: June 28, 2002)	+6.52%	+11.68%	+13.53%
Lehman Bros. Intermed. Gov’t.Credit Index*.	+4.25%	+6.01%	+8.50%
Performance Through September 30, 2003
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWLDX (Inception: March 31, 1997)	+3.65%	+7.32%	+4.47%	+5.53%	+5.95%
Merrill Lynch 1-3 Year US Treasury Index*	+1.15%	+2.63%	+6.17%	+5.50%	+6.11%

MWLIX (Inception: March 31, 2000)	+3.75%	+7.53%	+4.67%	—	+5.13%
Merrill Lynch 1-3 Year US Treasury Index*	+1.15%	+2.63%	+6.17%	—	+6.41%

The Funds’ commitment to the ongoing rehabilitation of many of 2002’s most challenged performers in the corporate sector resulted in rewarding performance relative to the benchmark indices over the most recent measurement periods. As fundamentals strengthened across the telecommunications, energy, insurance and airline industries, market skepticism eased and bond prices moved higher, some to a very considerable degree. In addition to the normalization among corporate bonds, the Funds’ defensive positioning against rising interest rates added to the relative performance, as evidence of a more robust economic outlook materialized and pushed rates higher during the summer.

Metropolitan West High Yield Bond Fund – M-Class (MWHYX), I-Class (MWHIX)

Performance Through September 30, 2003
	6 Months	1 Year	Since Inception
	(Cumulative)	(Annualized)	(Annualized)
MWHYX (Inception: September 30, 2002)	+13.92%	+35.37%	+35.37%
Lehman Bros. High Yield Index*	+13.15%	+29.97%	+29.97%

MWHIX (Inception: March 31, 2003)	+14.12%	—	+14.12% (non-annualized)
Lehman Bros. High Yield Index*	+13.15%	—	+13.15% (non-annualized)

In its inaugural year, the High Yield Fund capitalized on opportunities offered by the early stages of improvement in corporate balance sheets. As companies gained renewed access to the capital markets for funding, interest expenses were substantially reduced. This was particularly beneficial to companies that were downgraded in 2002 from investment grade, known as “fallen angels”, in which the Fund maintained a relative overweight position, thus enabling the outperformance of the benchmark over the past six and twelve month time frames.

Metropolitan West AlphaTrak 500 Fund (MWATX)

	Performance Through September 30, 2003
	6 Months	1 Year	3 Years	5 Years	Since Inception
	(Cumulative)	(Annualized)	(Annualized)	(Annualized)	(Annualized)
MWATX (Inception: June 29, 1998)	+20.14%	+31.31%	-10.31%	+1.57%	-0.50%
Standard & Poor’s 500 Equity Index*	+18.45%	+24.41%	-10.12%	+1.01%	-1.11%

Equity markets broke the three-year grip of the bear market, posting some strong returns over the past 12 months. The AlphaTrak500 Fund captured the stock market trend with its futures positioning, and added value through the continued price improvement of the portfolio’s corporate bond positions.

Metropolitan West Strategic Income Fund (MWSTX)

Metropolitan West Ultra Short Bond Fund (MWUSX)

Performance Through September 30, 2003
3 Months
(Cumulative)
MWSTX (Inception: June 30, 2003)	+7.93%
Merrill Lynch 3-Month US Treasury Index* + 2%	+0.76%

MWUSX (Inception: June 30, 2003)	+2.30%
Merrill Lynch 1-Year US Treasury Index*	+0.32%

The newest entries among the Metropolitan West Funds were launched on June 30, 2003. The Strategic Income Fund, co-managed by Laird Landmann, Hahn Kang, and Kristin Galanek, seeks to maximize long-term total return with little to no correlation to broad market indices. It employs an array of short- and long-term fixed income and trading strategies designed to capitalize on market inefficiencies. The Ultra Short Fund, co-managed by Stephen Kane, Mitch Flack and Jamie Farnham, seeks to maximize current income, consistent with preservation of capital. The Fund will invest in primarily (a minimum of 90%) investment grade fixed income securities with an average duration of less than one year.

The Market Ahead

Strategically, the Funds remain positioned to benefit from a pickup in the pace of economic activity. As a result, portfolio durations are established firmly short of the relevant benchmark indices. In MWAM’s ongoing view, the combination of monetary and fiscal stimulus set the stage for improved growth prospects and a potential for increasing inflationary pressure. Inflation-indexed bonds with low breakeven rates, remain a core component of the Treasury allocation.

Among corporate issues, telecommunications, automobile and certain insurance credits continue to represent good relative value and income for the Funds. As valuations have improved substantially from last summer’s price volatility, gains have been taken with proceeds reallocated to better risk-adjusted opportunities. Mortgage positions reflect an ongoing wariness of interest rate risk and the accompanying potential for extension. Thus, the MBS allocation has emphasized structures that mitigate negative convexity, issued off of seasoned collateral such as low loan balance loans, hybrid ARM loans, and small holdings in inverse floaters and interest only issues.

A Consistent Long-Term Value Orientation

With a long-term view, the investment team continues to target outperformance of the Funds’ benchmarks over a market cycle by diversifying the sources of value added in the portfolios. Those value-added strategies include (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment needs.

Sincerely,

Scott Dubchansky

President and Trustee

Past performance is no guarantee of future results. Share prices will fluctuate, and you may have a gain or loss when you redeem shares. Unlike a mutual fund, the performance of an unmanaged index assumes no transactions costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Quality rating, such as “BB,” refer to the credit risk of individual securities, and not to the Fund. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

*Are unmanaged indices that are not available for direct investment.

Funds are distributed by PFPC Distributors, Inc.

760 Moore Road,, King of Prussia, PA 19406.

To be preceded or accompanied by a prospectus. DFU 11/03

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Issues	Principal Amount	Value

BONDS 99.23%
ASSET-BACKED SECURITIES—44.75%[3]

Aames Mortgage Trust 1999-2 AF, 7.59%, 10/15/29	$107,898	$114,142
Conseco Finance 2000-B AF6, 7.80%, 05/15/20	34,790	36,995
Conseco Finance SecuritIzations Corp. 2000-1 A4, 7.62%, 05/01/31	20,000	21,201
Conseco Finance Securitizations Corp. 2000-5 A4, 7.47%, 02/01/32	35,000	35,604
Conseco Finance Securitizations Corp. 2000-6 A3, 6.55%, 09/01/32	147,699	149,018
Conseco Finance Securitizations Corp. 2001-3 A2, 5.16%, 05/01/33	147,022	149,289
Contimortgage Home Equity Loan Trust 1999-1 A6, 6.85%, 10/25/29	45,000	47,600
Contimortgage Home Equity Loan Trust 1999-3 A6, 7.68%, 12/25/29	70,000	74,042
CS First Boston Mortgage Securities Corp. 2002-S12 A1, 5.68%, 07/25/32	59,302	59,932
Empire Funding Home Loan Owner Trust 1997-5 M1, 7.41%, 04/25/24	133,907	136,710
Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	25,020	25,267
FHLMC Structured Pass Through Securities T-39 S (IO), 3.50%, 09/25/04[5]	570,000	8,949
GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	54,594	56,652
GMAC Mortgage Corporation Loan Trust 2003-GH1 A1, 1.27%, 07/25/11[5]	23,861	23,877
Green Tree Financial Corp. 1993-1 A3, 6.90%, 04/15/18	43,057	43,972
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	40,775	42,927
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	19,379	19,821
Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	176,501	177,064
Green Tree Home Improvement Loan Trust 1997-E HEM1, 7.28%, 01/15/29	32,864	33,950
Green Tree Recreational, Equipment & Consumer Trust 1999-A A6, 6.84%, 03/15/10	30,726	31,068
Greenpoint Manufactured Housing 1999-1 A2, 6.01%, 08/15/15	25,061	25,148
Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	67,994	68,058
IMPAC Secured Assets CMN Owner Trust 2001-2 A4, 7.37%, 04/25/32	166,617	168,456
Irwin Home Equity 2001-2 M2, 2.37%, 07/25/26[5]	20,000	19,732
Master Financial Asset Securitization Trust 1997-1 A8, 7.50%, 01/20/29	92,660	93,970
Metris Master Trust 2001-4A A, 1.47%, 08/20/08[5]	50,000	49,109
Mortgage Lenders Network Home Equity Loan 1998-2 A1, 6.61%, 07/25/29	73,263	76,252
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	19,051	19,066

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Oakwood Mortgage Investors, Inc. 1998-B A3, 6.20%, 01/15/15	$26,792	$26,936
Securities (continued)	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	146,793	30,442
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	182,028	188,563
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	29,402	30,780
	Residential Asset Mortgage Products, Inc. 2002-RS3 AI2, 4.46%, 10/25/27	22,276	22,355
	Residential Asset Securities Corp. 2002-KSI AI4, 5.86%, 11/25/29	65,000	67,714
	Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	135,000	144,569
	Residential Funding Mortgage Securities I 2001-HI4 A5, 5.94%, 09/25/18	50,000	50,531
	Saxon Asset Securities Trust 1999-3 AF6, 7.53%, 06/25/14	51,239	53,367
	Southern Pacific Secured Assets Corp. 1998-H1 A5, 7.13%, 01/25/29	151,991	153,651
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4]	165,000	32,158
	The Money Store Home Equity Trust 1998-B AF8, 6.11%, 05/15/10	59,898	61,438

	Total Asset-Backed Securities		2,670,375

CORPORATES—6.30%[2]
Basic Industry —0.78%	Fort James Corp., 6.63%, 09/15/04	45,000	46,350

Capital Goods	Tyco International Group SA,
—0.72%	5.88%, 11/01/04	11,000	11,330
	6.38%, 06/15/05	30,000	31,350

			42,680

Communications —0.54%	Sprint Capital Corp., 7.90%, 03/15/05	30,000	32,416

Electric—1.67%	Dayton Power & Light, 8.15%, 01/15/26	10,000	10,491
	National Rural Utilities (MTN), 5.54%, 12/15/05	40,000	42,835
	Westar Energy Inc., 6.88%, 08/01/04	45,000	46,350

			99,676

Energy—0.45%	Pride International, Inc., 10.00%, 06/01/09	25,000	27,125

Finance—2.07%	Capital One Bank, 8.25%, 06/15/05	30,000	32,727
	Ford Motor Credit Co.,
	7.50%, 03/15/05	30,000	31,843
	7.60%, 08/01/05	25,000	26,882
	General Motors Acceptance Corp., 6.75%, 01/15/06	30,000	32,102

			123,554

Transportation	Continental Airlines, Inc. 1998-2
—0.07%	A, 6.41%, 10/15/08	4,883	4,301

	Total Corporates		376,102

See accompanying notes to financial statements.

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

MORTGAGE-BACKED—48.18%[3]
Non-Agency Mortgage-Backed	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	$250,134	$252,577
—25.94%	Banc of America Funding Corp. 2000-1 1A12, 6.75%, 11/20/32	91,969	93,629
	Chase Mortgage Finance Corp. 2002-A1 1A2, 6.00%, 12/25/29	138,396	138,976
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	100,000	102,545
	Countrywide Home Loans 2003-18 A5, 12.61%, 07/25/33[5]	17,814	17,508
	Norwest Asset Securities Corp. 1999-22 A1, 6.50%, 09/25/14	21,631	21,803
	Residential Accredit Loans, Inc. 1997-QS1 A11, 7.50%, 02/25/27	18,972	18,964
	Residential Funding Mortgage Securities I 1998-S3 M1, 6.75%, 02/25/28	196,892	196,791
	Residential Funding Mortgage Securities I 1999-S6 A1, 6.25%, 02/25/14	34,135	34,283
	Structured Asset Securities Corp. 1996-A A1, 8.51%, 04/25/27	184,629	184,322
	Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	99,442	101,047
	Structured Asset Securities Corp. 2002-26 2A1, 6.00%, 12/25/32	8,874	8,973
	Structured Asset Securities Corp. 2002-8A 6A, 6.97%, 05/25/32	155,571	157,905
	Summit Mortgage Trust 2000-1 B1, 6.05%, 12/28/12[4]	217,076	218,424

			1,547,747

U.S. Agency Mortgage-Backed	Fannie Mae 1992-156 F, 3.13%, 07/25/07[5]	62,244	62,373
—22.24%	Fannie Mae 1993-80 S, 9.50%, 05/25/23[5]	59,937	60,935
	Fannie Mae 2000-27 AN, 6.00%, 08/25/30	137,010	140,542
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31[5]	31,809	33,293
	Fannie Mae Pool 111643, 6.79%, 09/01/20[5]	85,486	85,738
	Fannie Mae Pool 303683, 6.50%, 08/01/25	62,432	65,396
	Fannie Mae Pool 555207, 7.00%, 11/01/17	179,054	184,920
	Fannie Mae Pool 606116, 5.22%, 09/01/31[5]	45,625	46,317
	Fannie Mae Pool 646884, 5.61%, 05/01/32[5]	124,042	127,046
	Freddie Mac 1565 J, 2.87%, 08/15/08[5]	26,689	26,710
	Freddie Mac 1625 FC, 2.92%, 12/15/08[5]	118,321	118,321
	Freddie Mac 2066 PD, 6.25%,
	12/15/26	15,959	16,166
	Freddie Mac 2066 PJ (IO), 6.50%, 12/15/26	679,986	7,787
	Freddie Mac 2419 VG, 6.50%, 12/15/12	121,287	128,962

	Issues	Principal Amount	Value

Bonds (continued)	Freddie Mac 2451 SP, 14.48%,
Mortgage-Backed	05/15/09[5]	$48,903	$53,687
(continued) U.S. Agency	Freddie Mac 2590 XS, 8.00%, 10/15/31[5]	1,854	1,859
Mortgage-Backed (continued)	Freddie Mac 2625 (IO), 5.00%, 12/15/31	148,640	22,459
	Freddie Mac Pool 775554, 5.16%, 10/01/18[5]	20,496	20,624
	Freddie Mac Pool 865369, 5.87%, 06/01/22[5]	21,191	21,213
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[5]	12,819,872	19,666
	Government National Mortgage Association 2002-32 WS (IO), 6.93%, 03/20/30[5]	680,264	13,120
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	242,968	35,800
	Government National Mortgage Association 2003-34 CI (IO), 6.00%, 02/20/32	198,014	9,576
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	24,336

			1,326,846

	Total Mortgage-Backed		2,874,593

	Total Bonds (Cost $5,901,700)		5,921,070

SHORT TERM INVESTMENTS 0.06%
Money Market RIC —0.06%	J.P. Morgan Institutional Prime Money Market	3,600	3,600

	Total Short Term Investments (Cost $3,600)		3,600

	Total Investments—99.29% (Cost $5,905,300)[1]		5,924,670

	Cash and Other Assets, Less Liabilities—0.71%		42,212

	Net Assets—100.00%		$5,966,882

Notes:

[1]	Cost for Federal income tax purposes is $5,905,300 and net unrealized appreciation consists of:

Gross unrealized appreciation	$74,136
Gross unrealized depreciation	(54,766)

Net unrealized appreciation	$19,370

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $250,582 representing 4.20% of total net assets.
[5]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Issues	Principal Amount	Value

BONDS 83.05%
ASSET-BACKED SECURITIES—36.28%[3]

Aames Mortgage Trust 2000-2 A4F, 7.32%, 03/25/27	$2,263,583	$2,320,781
Aerofreighter Finance Trust A A, 7.85%, 12/15/09[4]	1,331,627	1,336,609
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 2.97%, 06/15/06[6,8]	948,593	465,475
AMRESCO Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	683,852	681,431
ARC Net Interest Margin Trust 2002-2 A, 7.75%, 05/27/32[4]	1,469,683	1,460,269
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	1,094,007	1,092,584
Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	1,205,980	690,234
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,334,095
Chase Funding Loan Acquisition Trust 2001-AD1 1A4, 5.39%, 05/25/28	4,000,000	4,100,200
CIT Group Home Equity Loan Trust 1997-1 M2, 7.10%, 07/15/27	2,151,425	2,201,917
CitiFinancial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	2,125,011	2,133,887
Conseco Finance 1999-H BF1, 10.00%, 11/15/29	7,054,852	7,570,703
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	3,000,000	3,162,202
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,500,000	1,590,777
Conseco Finance 2002-A A4, 6.32%, 04/15/32	9,000,000	9,343,877
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33[6]	24,825,000	1,699,346
Delta Funding Home Equity Loan Trust 1996-2 A5, 8.01%, 10/25/27	2,000,000	2,154,397
Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	5,205,665	5,527,630
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	5,550,000	5,914,816
Falcon Franchise Loan LLC 1999-1
D, 8.40%, 07/05/13[4]	437,500	456,914
E, 6.50%, 01/05/14	1,586,500	937,027
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	30,006	29,971
First Union Home Equity
Loan Trust 1997-3 B, 7.39%, 03/25/29	321,977	325,197

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	First City Capital Home Equity Funding Corp. 1998-1 A4, 6.72%, 06/25/28[4]	$809,001	$812,591
(continued)	Galileo Securities, Inc. 2002-1A A1, 1.45%, 02/03/11[8]	5,717,205	4,402,962
	GMAC Mortgage Corporation Loan Trust 2002-HE2 A4, 6.00%, 06/25/27	3,900,000	3,980,978
	Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	2,405,702	2,532,689
	Green Tree Financial Corp. 1995-10
	A6, 7.05%, 02/15/27	3,673,294	3,842,112
	B1, 7.05%, 02/15/27[6]	3,526,781	3,141,590
	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	772,454	788,853
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	7,000,000	3,994,375
	Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	4,000,000	4,170,000
	Green Tree Home Improvement Loan Trust 1998-B
	HEB2, 8.49%, 11/15/29	5,000,000	3,416,682
	HEM2, 7.33%, 11/15/29	6,750,000	7,077,915
	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	2,166,295	2,172,031
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	2,862,892	2,870,268
	Green Tree Recreational, Equipment & Consumer Trust 1998-A A4H, 8.26%, 05/15/29	831,460	833,020
	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	812,538	832,362
	Lehman ABS Manufactured Housing Contract 2001-B
	AIO2 (IO), 1.10%, 10/15/05[6]	433,500,000	7,224,711
	AIOC (IO), 0.13%, 05/15/41[6,8]	605,400,589	7,890,186
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	4,500,000	4,741,676
	Metris Master Trust 2000-3 A, 1.38%, 09/21/09[8]	8,970,000	8,577,732
	Metris Master Trust 2001-3 A, 1.35%, 07/21/08[8]	7,155,000	7,021,702
	MMCA Automobile Trust 2002-1 A3, 4.15%, 05/15/06	5,150,205	5,167,066
	Newbury Funding CB0 Ltd. 2000-1 A3, 4.04%, 02/15/30[4,8]	6,800,000	5,886,760
	North Street 2000-1A C, 2.86%, 07/30/10[4,6,8]	3,500,000	1,574,650
	NovaStar NIM Trust 2003-N1 7.39%, 09/28/33[4]	2,774,037	2,776,534

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	Oakwood Mortgage Investors, Inc. 2001-C A1, 5.16%, 10/15/12	$988,984	$853,018
(continued)	Oakwood Mortgage Investors, Inc. 2002-B
	AIO (IO), 6.00%, 05/15/10	21,587,171	4,476,812
	A1, 1.35%, 05/15/13[8]	3,962,290	3,935,008
	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	4,233,830
	Polaris Securities, Inc. 2001-1 A1 (PO), 6.34%[5], 07/17/09[6]	4,958,115	4,305,334
	Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.01%, 03/25/31	2,940,212	3,078,034
	Residential Funding Mortgage Securities I 2000-HI1 AII, 8.11%, 02/25/25	169,519	175,417
	Structured Asset Securities Corp. 1999-BC1 M2, 2.41%, 01/25/29[8]	3,344,580	3,353,154
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	2,889,323	3,105,121
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4]	7,192,000	1,401,721

	Total Asset-Backed Securities		186,177,233

CORPORATES—27.48%[2]
Banks—0.37%	Christiana Bank, 1.44%, 11/29/49[8]	500,000	391,478
	JP Morgan Chase & Co. (MTN), 8.55%, 07/23/13[8]	1,500,000	1,490,719

			1,882,197

Capital Goods —1.93%	Tyco International Group Revolver Term Loan Note, 4.24%, 02/06/06[8]	10,000,000	9,900,000

Communications —5.13%	Qwest Capital Funding,
	5.88%, 08/03/04	1,850,000	1,840,750
	7.75%, 08/15/06	7,250,000	7,141,250
	Qwest Communications International, 7.50%, 11/01/08	1,000,000	965,000
	Qwest Corp., 6.63%, 09/15/05	1,000,000	1,027,500
	Sprint Capital Corp., 6.90%, 05/01/19	2,350,000	2,416,183
	Worldcom, Inc.,
	7.88%, 05/15/03[7]	16,700,000	5,552,750
	6.50%, 05/15/04[7]	22,255,000	7,399,787

			26,343,220

Electric—1.06%	DPL, Inc., 8.25%, 03/01/07	5,000,000	5,443,565

Energy—1.23%	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	6,000,000	6,304,650

Finance—9.50%	Capital One Bank, 8.25%, 06/15/05	6,850,000	7,472,699
	Finova Group, Inc., 7.50%, 11/15/09	5,422,000	2,711,000

	Issues	Principal Amount	Value

Bonds (continued)	Ford Motor Credit Co.,
Corporates	1.56%, 07/07/05[8] (EMTN)	$6,585,000	$6,463,171
(continued)	6.50%, 02/15/06	8,450,000	8,921,510
Finance	6.50%, 01/25/07	1,000,000	1,057,595
(continued)	1.34%, 03/13/07[8] (EMTN)	6,670,000	6,221,436
	General Motors Acceptance Corp.,
	6.75%, 01/15/06	2,400,000	2,568,199
	4.50%, 07/15/06	6,100,000	6,450,141
	6.13%, 08/28/07	4,260,000	4,507,855
	MBNA America Bank NA
	1.55%, 05/12/04[4,8]	900,000	898,781
	1.44%, 06/10/04[8]	1,500,000	1,499,418

			48,771,805

Insurance—1.40%	Fairfax Financial Holdings, 7.38%, 03/15/06	7,000,000	7,035,000
	Royal & Sun Alliance Insurance, 8.95%, 10/15/29	195,000	176,870

			7,211,870

Natural Gas —1.20%	Sempra Energy, 6.93%, 07/01/04	3,000,000	3,116,817
	Williams Companies, Inc., 6.75%, 01/15/06	3,000,000	3,030,000

			6,146,817

Real Estate Investment Trust (REIT)—0.22%	Colonial Realty LP (MTN), 7.05%, 12/15/03	1,100,000	1,111,539

Secured Assets —0.96%	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	5,000,000	4,938,280

Technology —0.56%	Avnet, Inc., 6.88%, 03/15/04	2,795,000	2,857,887

Transportation —3.92%	Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,501,347	3,383,058
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	7,971,339	7,809,921
	Delta Air Lines 2001-1
	A1, 6.62%, 03/18/11	584,418	575,863
	A2, 7.11%, 03/18/13	1,010,000	990,603
	Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23	701,408	686,599
	United Air Lines 1997-1 1A, 1.36%, 03/02/04[6,8]	8,533,709	6,698,961

			20,145,005

	Total Corporates		141,056,835

MORTGAGE-BACKED—17.85%[3]
Commercial Mortgage-Backed —0.62%	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	3,000,000	3,177,006

Non-Agency Mortgage-Backed —6.65%	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	4,564,358	1,594,330
	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	4,809,505	1,679,960
	Blackrock Capital Finance L.P. 1997-R2 AP, 8.05%, 12/25/35[4]	79,757	79,757

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgaged-Backed	Countrywide Funding Corp. 1994-7 A7, 6.50%, 03/25/24	$84,355	$84,343
(continued) Non-Agency Mortgage-Backed	Countrywide Home Loans 2003-18 A5, 12.61%, 07/25/33	2,493,944	2,451,078
(continued)	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.88%, 05/25/24[6]	1,946,411	1,564
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.06%, 01/25/26[4,6]	2,868,376	28,712
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.80%, 06/25/26[6]	607,324	15,232
	Prudential Home Mortgage Securities 1995-A 2B, 8.70%, 03/28/25	130,383	137,874
	Residential Asset Securitization Trust 2002-A15 A3, 5.50%, 01/25/33	8,890,309	9,043,866
	Residential Funding Mortgage Securities I 1997-S12 A17, 7.25%, 08/25/27	888	888
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	145,103	149,675
	SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	14,789	14,773
	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	212,545	212,431
	Structured Asset Securities Corp. 2002-26 2A1, 6.00%, 12/25/32	1,484,862	1,501,544
	Summit Mortgage Trust 2000-1 B1, 6.05%, 12/28/12[4]	217,076	218,424
	Washington Mutual 2002-AR18 A, 4.20%, 01/25/33[8]	10,054,918	10,216,907
	Washington Mutual 2002-S6 A2, 6.25%, 10/25/32	6,656,000	6,695,184

			34,126,542

U.S. Agency Mortgage-Backed —10.58%	Fannie Mae 1993-95 SB, 15.05%, 06/25/08	267,547	304,432
	Fannie Mae 1997-44 SB (IO), 4.98%, 06/25/08[8]	3,854,602	115,665
	Fannie Mae 1997-76 FS, 1.58%, 09/17/27[8]	439,475	441,998
	Fannie Mae 1998-40 E, 6.50%, 07/18/06	5,995,694	6,105,634
	Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	3,713,331	3,808,650
	Fannie Mae 2002-65 TP, 7.00%, 03/25/31	7,054,234	7,335,536
	Fannie Mae Pool 567002, 8.00%, 05/01/23	705,142	766,817
	Fannie Mae Pool 635055, 6.00%, 06/01/17	6,646,878	6,940,569
	Fannie Mae TBA, 4.50%, 10/15/18	13,890,000	14,007,204
	Fannie Mae TBA, 6.50%, 11/15/33	5,190,000	5,404,087
	Freddie Mac 1164 O (IO), 9.52%, 11/15/06[8]	123,766	4,691

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed	Freddie Mac 1634 SE, 8.80%, 12/15/23	$1,241	$1,241
(continued) U.S. Agency	Freddie Mac 2274 TV, 6.00%, 09/15/28	734,213	739,356
Mortgage-Backed (continued)	Freddie Mac 2544 PI (IO), 5.50%, 08/15/16	14,000,000	618,699
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	9,314,796	1,407,401
	Freddie Mac Gold C46104, 6.50%, 09/01/29	223,420	233,618
	Freddie Mac Gold P50019, 7.00%, 07/01/24	714,826	752,020
	Freddie Mac Pool 786781, 4.93%, 08/01/29[8]	800,992	828,169
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	8,260,896	1,217,193
	Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	1,196,234
	Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	11,990	13,093
	Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	40,251	43,762
	Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	25,937	28,127
	Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	124,075	134,179
	Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	170,264	179,016
	Government National Mortgage Association Pool 80589, 5.00%, 03/20/32[8]	1,641,907	1,689,204

			54,316,595

	Total Mortgage-Backed		91,620,143

U.S. TREASURY SECURITIES—1.44%
U.S. Treasury Notes—1.44%	U.S. Treasury Notes, 3.88%, 01/15/09	5,762,000	7,382,628

	Total Bonds (Cost $462,197,202)		426,236,839

SHORT TERM INVESTMENTS 22.46%
Commercial Paper—8.04%	CIT Group, Inc., 1.08%[5], 10/08/03	10,000,000	9,997,797
	Citigroup Global, 1.05%[5], 10/28/03	6,180,000	6,174,890
	DaimlerChrysler NA Holdings, 1.24%[5],11/05/03	12,460,000	12,444,979
	General Electric Capital Corp., 1.06%[5], 10/21/03	12,665,000	12,657,417

			41,275,083

Money Market RIC—3.17%	J.P. Morgan Institutional Prime Money Market	16,269,000	16,269,000

See accompanying notes to financial statements.

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Short Term	Fannie Mae,
Investments	1.03%[5], 10/08/03	4,000,000	3,999,222
(continued)	1.03%[5], 10/29/03	4,650,000	4,646,275
U.S. Agency	1.02%[5], 11/18/03	20,000,000	19,972,800
Discount Notes	Freddie Mac,
—11.25%	1.04%[5], 10/14/03	6,500,000	6,497,559
	0.99%[5], 10/15/03	10,000,000	9,996,073
	1.02%[5], 10/16/03	10,000,000	9,995,792
	1.00%[5], 10/29/03	47,000	46,964
	1.03%[5], 11/06/03	2,580,000	2,577,355

			57,732,040

	Total Short Term Investments (Cost $115,276,123)		115,276,123

	Total Investments—105.51% (Cost $577,473,325)[1]		541,512,962

	Liabilities Less Cash and Other Assets—(5.51)%		(28,286,986)

	Net Assets—100.00%		$513,225,976

Notes:

[1]	Cost for Federal income tax purposes is $577,473,325 and net unrealized depreciation consists of:

Gross unrealized appreciation	$21,179,378
Gross unrealized depreciation	(57,139,741)

Net unrealized depreciation	$(35,960,363)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $43,747,717 representing 8.52% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA
08/22/01	Aircraft Lease Portfolio Securitizacion Ltd. 1996-1 CX, 2.97%, 06/15/06	$940,908	$465,475	0.09%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	4,481,911	1,594,330	0.31%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	4,603,393	1,679,960	0.33%
08/17/01	Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	2,781,951	1,699,346	0.33%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.88%, 05/25/24	734,907	1,564	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.06%, 01/25/26	609,473	28,712	0.01%

Date of Purchase	Security	Cost	Value	% of TNA

01/04/99	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.80%, 06/25/26	159,930	15,232	0.00%
03/14/02	Green Tree Financial Corp. 1995-10 B1, 7.05%, 02/15/27	3,213,095	3,141,590	0.61%
04/19/99	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29	6,387,774	3,994,375	0.78%
05/01/02	Lehman ABS Manufactured Housing Contract 2001-B AIO2 (IO), 1.10%, 10/15/05	6,792,553	7,224,711	1.41%
05/03/02	Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.13%, 05/15/41	6,954,319	7,890,186	1.54%
03/14/02	North Street 2000-1A C, 2.86%, 07/30/10	3,483,833	1,574,650	0.31%
03/08/00	Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30	8,401,310	4,305,334	0.82%
11/01/01	Polaris Trust A1 (PO), 6.34%, 02/17/09	3,393,223	4,305,334	0.84%
11/20/01	United Air Lines 1997-1 1A, 1.36%, 03/02/04	8,533,709	6,698,961	1.30%

		$61,472,289	$44,548,256	8.68%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Issues	Principal Amount	Value

BONDS 91.39%
ASSET-BACKED SECURITIES—30.79%[3]

American Business Financial Services 2002-1 A2, 4.04%, 04/15/19	$139,704	$139,879
Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32[6]	1,835,938	116,468
Ameriquest Mortgage Securities, Inc. 2003-6 AF1, 1.86%, 11/25/19	431,412	432,014
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	145,868	145,678
Bear Stearns Asset Backed Securities, Inc. 2001-A AI4, 6.82%, 02/15/31	400,000	425,725
Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05[6]	919,984	61,812
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	300,000	318,161
Conseco Finance 2001-D A5, 6.19%, 11/15/32	500,000	530,259
Conseco Finance 2002-A
A5, 7.05%, 04/15/32	500,000	538,521
B2, 6.87%, 04/15/32[4,7]	270,000	258,555
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	412,287	412,287
Conseco Finance Securitizations Corp. 2001-3 A4, 6.91%, 05/01/33	80,000	76,800
FHLMC Structured Pass Through Securities T-49 AF1, 2.57%, 12/25/32	95,995	96,073
GMAC Mortgage Corporation Loan Trust 2000-CL1 B, 9.00%, 06/25/26	950,000	1,009,672
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	3,000	2,447
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29[6]	800,000	240,080
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	793	795
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	229,878	233,257
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	424,781	442,852
Metris Master Trust 2000-3 A, 1.38%, 09/21/09[7]	300,000	286,881
Metris Master Trust 2001-4A A, 1.47%, 08/20/08[7]	600,000	589,302
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	374,480	396,130
Oakwood Mortgage Investors, Inc. 2001-D A3, 5.90%, 09/15/22	400,000	341,729
Oakwood Mortgage Investors, Inc. 2002-B A1, 1.35%, 05/15/13[7]	440,254	437,223
Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	500,000	529,467
Residential Asset Mortgage Products, Inc. 2003-RS2 AI5, 5.49%, 03/25/33	600,000	602,493

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	Residential Asset Mortgage Products, Inc. 2003-RS4 AI2, 2.30%, 07/25/24	$500,000	$502,577
(continued)	Saxon Asset Securities Trust 2000-3 AF4, 7.63%, 09/25/23	25,031	25,669
	UCFC Home Equity Loan 1998-D
	BF1, 8.97%, 04/15/30	500,000	533,216
	MF1, 6.91%, 04/15/30	500,000	531,053

	Total Asset-Backed Securities		10,257,075

CORPORATES—26.97%[2]
Automotive	Ford Motor Co., 7.45%, 07/16/31	500,000	462,400
—3.46%	General Motors, 8.38%, 07/15/33	660,000	692,040

			1,154,440

Capital Goods —1.72%	Tyco International Group SA
	5.88%, 11/01/04	200,000	206,000
	6.38%, 02/15/06	350,000	368,375

			574,375

Communications —6.74%	AT&T Wireless Services, Inc., 8.13%, 05/01/12	65,000	77,324
	Citizens Communications, 8.50%, 05/15/06	280,000	321,546
	Comcast Corp.,
	5.50%, 03/15/11	125,000	131,703
	5.30%, 01/15/14	63,000	63,742
	CSC Holdings, Inc., 7.63%, 04/01/11	312,000	312,780
	Nextel Communications,
	9.75%, 10/31/07	60,000	62,100
	5.25%, 01/15/10	379,000	355,313
	Qwest Corp., 5.63%, 11/15/08	489,000	479,220
	Sprint Capital Corp., 6.88%, 11/15/28	450,000	440,379

			2,244,107

Electric—2.46%	DPL, Inc., 8.25%, 03/01/07	315,000	342,945
	Southern Cal Edison, 8.00%, 02/15/07[4]	150,000	168,375
	Westar Energy Inc., 7.65%, 04/15/23	303,000	307,924

			819,244

Finance—3.42%	Capital One Bank, 6.50%, 06/13/13	506,000	518,813
	Ford Motor Credit Co.,
	1.55%, 07/18/05[7] (MTN)	2,000	1,965
	7.38%, 10/28/09	180,000	192,097
	7.88%, 06/15/10	60,000	65,140
	7.38%, 02/01/11	30,000	31,600
	General Motors Acceptance Corp., 8.00%, 11/01/31	320,000	329,629

			1,139,244

Insurance—2.25%	Farmers Exchance Capital, 7.05%, 07/15/28[4]	335,000	314,376
	Nationwide Mutual Insurance,
	8.25%, 12/01/31[4]	100,000	119,576
	7.88%, 04/01/33[4]	273,000	314,216

			748,168

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued)	El Paso Corp., 7.00%, 05/15/11	$300,000	$249,000
Corporates (continued) Natural Gas —1.67%	Williams Companies, Inc., 9.25%, 03/15/04	300,000	307,500

			556,500

Real Estate Investment Trust (Reit)—0.88%	Developers Diversified Realty (MTN), 6.84%, 12/16/04	280,000	293,945

Technology —0.86%	Avnet, Inc., 6.88%, 03/15/04	280,000	286,300

Transportation —3.51%	Air 2 US A, 8.03%, 10/01/20[4]	145,657	112,653
	American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	105,875
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	25,063	23,912
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	366,222	322,581
	Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	86,796	85,038
	Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	270,926	266,590
	Delta Air Lines 2000-1 A1, 7.38%, 11/18/11	168,276	167,924
	Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/23	43,237	42,325
	United Air Lines 2000-2
	A1, 7.03%, 04/01/12	31,361	25,481
	A2, 7.19%, 10/01/12	19,632	15,951

			1,168,330

	Total Corporates		8,984,653

MORTGAGE-BACKED—18.71%[3]
Non-Agency Mortgage-Backed —6.41%	ABN Amro Mortgage Corp. 2002-1A 1A1, 5.85%, 06/25/32	173,170	174,861
	Countrywide Alternative Loan Trust 2001-12 A7, 6.50%, 01/25/32	550,000	563,999
	Residential Funding Mortgage Securities I, 1998-S3 M1, 6.75%, 02/25/28	291,692	291,542
	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	400,000	403,000
	Structured Asset Securities Corp. 2002-26 2A1, 6.00%, 12/25/32	88,738	89,735
	Washington Mutual 2002-AR18 A, 4.20%, 01/25/33[7]	601,647	611,340

			2,134,477

U.S. Agency Mortgage-Backed —12.30%	Fannie Mae 1993-225 SG, 22.76%, 12/25/13[7]	485,000	544,839
	Fannie Mae 1993-80 S, 9.50%, 05/25/23[7]	187,304	190,421
	Fannie Mae 2002-85 MI (IO), 5.50%, 01/25/22	475,000	25,550
	Fannie Mae 2003-13 GI (IO), 5.50%, 06/25/32	800,000	54,434

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed	Fannie Mae Pool 253974, 7.00%, 08/01/31	$322,253	$342,596
(continued) U.S. Agency	Fannie Mae Pool 527247, 7.00%, 09/01/26	881	935
Mortgage-Backed (continued)	Fannie Mae Pool 545646, 7.00%, 09/01/26	750	797
	Fannie Mae Pool 549740, 6.50%, 10/01/27	388,127	406,704
	Fannie Mae TBA,
	4.50%, 10/15/18	130,000	131,097
	5.00%, 10/15/18	590,000	604,566
	6.50%, 11/15/33	155,000	161,394
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	192,472	196,046
	Freddie Mac 1710 Z, 6.10%, 03/15/24	10,560	10,573
	Freddie Mac 2451 SP, 14.48%, 05/15/09[7]	352,100	386,543
	Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	482,417	38,266
	Freddie Mac Gold P50019, 7.00%, 07/01/24	145,276	152,836
	Freddie Mac Gold TBA, 4.50%, 10/15/18	400,000	403,625
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	932,995	137,471
	Government National Mortgage Association TBA, 4.50%, 10/15/33	320,000	309,900

			4,098,593

	Total Mortgage-Backed		6,233,070

U.S. TREASURY SECURITIES—14.92%
U.S. Treasury Notes—10.40%	U.S. Treasury Notes,
	3.00%, 02/15/08	288,000	293,063
	3.88%, 01/15/09	86,000	110,188
	5.00%, 08/15/11	2,795,000	3,058,124

			3,461,375

U.S. Inflation Index Notes —4.52%	U.S. Treasury Notes, 4.25%, 01/15/10	$1,174,000	$1,506,550

	Total U.S. Treasury Securities		4,967,925

	Total Bonds (Cost $29,357,636)		30,442,723

SHORT TERM INVESTMENTS 13.98%
Commercial Paper—5.36%	CIT Group, Inc., 1.08%[5], 10/08/03	500,000	499,896
	Citigroup Global Markets Holdings, 1.06%[5], 10/28/03	500,000	499,536
	General Electric Capital Corp., 1.06%[5], 10/21/03	785,000	784,530

			1,783,962

Money Market RIC—0.91%	J.P. Morgan Institutional Prime Money Market	304,000	304,000

See accompanying notes to financial statements.

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Short Term	Fannie Mae, 1.03%[5], 10/29/03	$250,000	$249,800
Investments	Freddie Mac,
(continued)	1.05%[5], 10/14/03	320,000	319,879
U.S. Agency Discount Notes —7.71%	0.99%[5], 10/15/03	1,000,000	999,607
	1.05%[5], 10/24/03	500,000	499,677
	1.04%[5], 11/18/03	500,000	499,307

			2,568,270

	Total Short Term Investments (Cost $4,656,300)		4,656,232

	Total Investments—105.37% (Cost $34,013,936)[1]		35,098,955

	Liabilities Less Cash and Other Assets—(5.37)%		(1,788,918)

	Net Assets—100.00%		$33,310,037

Notes:

[1]	Cost for Federal income tax purposes is $34,013,936 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,324,387
Gross unrealized depreciation	(239,368)

Net unrealized appreciation	$1,085,019

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $2,923,825 representing 8.78% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA
08/13/02	Ameriquest Mortgage Securities, Inc. 2002-3 S (IO), 6.00%, 08/25/32	$117,007	$116,468	0.35%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05	62,049	61,812	0.19%
11/21/02	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	231,136	240,080	0.72%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	229,542	233,257	0.70%

		$639,734	$651,617	1.96%

[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Issues	Principal Amount	Value

BONDS 91.91%
ASSET-BACKED SECURITIES—20.70%[3]

American Business Financial Services 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,807,406
American Business Financial Services 2002-2 AIO (IO), 10.00%, 06/15/33[6]	21,166,667	1,914,948
AMRESCO Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	911,803	908,575
AQ Finance NIM Trust 2002-1 9.50%, 06/25/32[4]	1,188,097	1,187,028
ARC Net Interest Margin Trust 2002-1 A, 7.75%, 01/27/32[4]	2,356,437	2,341,342
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	3,683,157	3,678,366
Atherton Franchisee Loan Funding 1999-A E, 8.25%, 10/15/15[4]	3,000,000	1,717,029
Bankamerica Manufactured Housing Contract 1998-2 B1, 7.93%, 12/10/25[6]	3,000,000	2,871,030
Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05[6]	22,369,669	1,502,973
Commercial Mortgage Lease-Backed Certificate 2001-CMLB D, 7.88%, 06/20/31[4]	1,576,000	1,619,094
Conseco Finance 1999-F M2, 9.30%, 10/15/30	5,000,000	5,220,486
Conseco Finance 1999-H MV2, 2.52%, 11/15/29[8]	476,762	474,987
Conseco Finance 2000-B MF1, 8.14%, 02/15/31	3,916,623	4,082,704
Conseco Finance 2000-C B2, 3.17%, 07/15/29[8]	1,547,543	1,424,978
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	3,040,000	3,199,274
IIA3, 7.20%, 03/15/32	2,500,000	2,682,867
IM2, 8.02%, 03/15/32	4,000,000	4,216,269
Conseco Finance 2001-C
A4, 6.19%, 03/15/30	7,500,000	7,922,100
A5, 6.79%, 08/15/33	7,848,000	8,526,628
Conseco Finance 2002-C
AF4, 5.97%, 06/15/32	3,200,000	3,400,536
BF2, 8.00%, 08/15/33[4]	1,163,042	1,162,861
Conseco Finance Securitizations Corp. 2000-A A5, 7.97%, 05/01/32	1,100,000	1,022,887
Countrywide Asset-Backed Certificates 2001-1 BF2, 3.32%, 07/25/31[8]	3,000,000	2,983,588
CS First Boston Mortgage Securities 2002-H1N A, 8.00%, 08/27/32[4]	1,015,671	1,006,149
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	17,159,375
Embarcadero Aircraft Securitization Trust 2000-A A1, 1.60%, 08/15/25[4,8]	1,700,000	860,370

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed Securities	Empire Funding Home Loan Owner Trust 1997-4 A5, 7.66%, 01/25/24	$8,139,873	$8,354,115
(continued)	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.00%, 05/25/30	591,553	628,140
	Falcon Franchise Loan LLC 1999-1
	D, 8.40%, 07/05/13[4]	1,000,000	1,044,375
	E, 6.50%, 01/05/14	1,000,000	590,625
	First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	740,547	747,953
	FMAC Loan Receivables Trust 1998-A A3, 6.69%, 09/15/20[4]	9,915,643	7,032,362
	FMAC Loan Receivables Trust 1998-BA A2, 6.74%, 11/15/20[4]	22,984,709	13,866,238
	FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	3,000,000	1,979,061
	Galileo Securities, Inc. 2002-1A A1, 1.45%, 02/03/11[8]	15,603,885	12,016,942
	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26[6]	2,305,000	1,009,106
	Green Tree Financial Corp. 1999-4
	A4, 6.64%, 05/01/31	577,700	578,128
	B1, 8.75%, 05/01/31	3,400,000	197,625
	Green Tree Home Equity Loan Trust 1997-B M1, 7.65%, 04/15/27	638,391	651,945
	Green Tree Home Equity Loan Trust 1998-C B2, 8.06%, 07/15/29[6]	4,250,000	2,425,156
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	1,891,988	1,826,105
	Green Tree Home Improvement Loan Trust 1997-E HEB2, 7.77%, 01/15/29	2,000,000	1,877,780
	Green Tree Home Improvement Loan Trust 1998-B
	HEB2, 8.49%, 11/15/29	3,000,000	2,050,010
	HEM2, 7.33%, 11/15/29	5,000,000	5,242,900
	Green Tree Recreational, Equipment & Consumer Trust 1996-D CFTS, 7.24%, 12/15/22	3,718,181	3,727,761
	Green Tree Recreational, Equipment & Consumer Trust 1998-A
	A1H, 6.71%, 05/15/29	263,120	274,429
	A4H, 8.26%, 05/15/29	526,241	527,228
	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	1,771,986	1,800,781
	Indymac Home Equity Loan Asset-Backed Trust 2001-B AF5, 7.01%, 04/25/31	3,984,924	4,018,431
	Irwin Home Equity 1999-3 A2, 7.69%, 10/25/09	184,708	196,058

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Keystone Owner Trust 1998-P2 A5, 7.40%, 01/25/29[4]	$9,248,019	$9,747,750
Securities (continued)	Merrill Lynch Mortgage Investors, Inc. 2002-NC1N N1, 9.08%, 05/25/33[4]	575,990	577,970
	Metris Master Trust 2000-3 A, 1.38%, 09/21/09[8]	7,700,000	7,363,271
	Metris Master Trust 2001-3 A, 1.35%, 07/21/08[8]	5,671,000	5,565,349
	ML CBO Series 1996-PM-1 B, 7.87%, 12/17/06[4,6]	5,000,000	2,319,000
	NC Finance Trust 2002-1, 9.25%, 03/25/32[4]	1,343,109	1,341,900
	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06[4,6,8]	6,000,000	1,500,600
	Newbury Funding CBO Ltd. 2000-1 A3, 4.04%, 02/15/30[4,8]	11,250,000	9,739,125
	North Street 2000-1A C, 2.86%, 07/30/10[4,6,8]	3,000,000	1,349,700
	NovaStar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	1,387,019	1,388,267
	Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	7,500,000	4,572,660
	Oakwood Mortgage Investors, Inc. 2001-D A3, 5.90%, 09/15/22	580,000	495,507
	Option One Mortgage Securities Corp. NIM 2002-2A CFTS, 8.83%, 06/26/32[4]	1,384,717	1,389,044
	Pamco CLO 1998-1A B2, 2.47%, 05/01/10[4,6,8]	5,250,000	2,361,975
	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30[4,6]	3,913,845	1,309,913
	Polaris Securities, Inc. 2001-1 A1 (PO), 6.34%[5], 07/17/09	12,891,098	11,193,869
	Provident Bank Home Equity Loan Trust 1997-4 A3, 6.91%, 01/25/29	879,371	933,673
	Prudential 2000-1 CBO, 27.11%[7], 10/15/35	2,903,461	1,872,279
	Prudential Structured Finance CBO 1A B2, 13.13%, 11/15/35[4]	2,500,000	1,512,110
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	182,028	188,563
	Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.27%, 10/25/29	2,583,000	2,788,366
	Residential Asset Mortgage Products, Inc. 2002-RS5 AI5, 5.41%, 09/25/32	9,539,000	10,101,164
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A5, 6.60%, 03/25/32	14,825,000	15,689,644
	Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	4,300,000	4,597,228
	Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	2,250,000	2,409,482

	Issues	Principal Amount	Value

Bonds (continued) Asset-Backed	Signature 1 CBO, 7.33%, 10/15/09[8]	$2,000,000	$1,920,200
Securities (continued)	Signature 5 L.P. 5A B2, 8.41%, 10/27/12[4]	3,000,000	3,190,782
	Triton CBO III Ltd. 1A B, 8.53%, 04/17/11[4,6]	11,334,846	6,230,618
	Van Kampen CLO II Ltd., 2.31%, 07/15/08[4,6,8]	11,394,503	7,835,498
	Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,326,148

	Total Asset-Backed Securities		293,368,759

CORPORATES—44.53%[2]
Automotive —6.59%	Ford Motor Co.,
	6.63%, 10/01/28	9,885,000	8,355,326
	7.45%, 07/16/31	46,305,000	42,822,864
	General Motors Corp., 8.38%, 07/15/33	40,290,000	42,245,878

			93,424,068

Banks—0.55%	BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	539,176
	Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,734,807
	First Chicago NBD Institution Cap A, 7.95%, 12/01/26[4]	2,100,000	2,404,441
	J.P. Morgan Chase & Co. (MTN), 8.55%, 07/23/13[8]	2,500,000	2,484,533
	Popular NA, Inc. (MTN), 2.76%, 10/15/03[8]	50,000	50,016
	Wachovia Bank NA, 7.70%, 08/10/10[8]	500,000	547,616

			7,760,589

Capital Goods —1.69%	Tyco International Group Revolving Term Loan Note, 4.24%, 02/06/06[8]	10,000,000	9,900,000
	Tyco International Group SA,
	5.80%, 08/01/06	3,350,000	3,492,375
	6.38%, 10/15/11	10,250,000	10,621,563

			24,013,938

Communications —8.94%	AT&T Wireless Services, Inc., 8.75%, 03/01/31	3,640,000	4,518,092
	Nextel Communications,
	9.75%, 10/31/07	3,270,000	3,384,450
	7.38%, 08/01/15	3,289,000	3,338,335
	Nextel Finance Co.,
	4.69%, 06/30/08[8]	2,428,854	2,444,034
	4.94%, 12/31/08[8]	3,182,604	3,202,495
	Qwest Capital Funding,
	7.00%, 08/03/09	14,845,000	13,323,388
	7.90%, 08/15/10	5,120,000	4,684,800
	7.25%, 02/15/11[4]	2,700,000	2,382,750
	7.25%, 02/15/11	4,500,000	4,027,500
	Qwest Communications International, 7.50%, 11/01/08	9,053,000	8,736,145
	Sprint Capital Corp., 6.88%, 11/15/28	14,250,000	13,945,349

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued)	U.S. West Capital Funding,
Corporates	6.25%, 07/15/05	$2,300,000	$2,265,500
(continued)	6.38%, 07/15/08	15,000,000	13,350,000
Communications	6.88%, 07/15/28	3,300,000	2,623,500
(continued)	Worldcom, Inc.,
	7.55%, 04/01/04[7]	8,927,000	2,968,228
	6.50%, 05/15/04[7]	39,120,000	13,007,400
	7.88%, 05/15/04[7]	29,000,000	9,642,500
	6.25%, 08/15/04[7]	31,980,000	10,633,350
	7.38%, 01/15/06[4,7]	20,500,000	6,816,250
	7.38%, 01/15/49[4,7]	4,300,000	1,429,750

			126,723,816

Electric—6.11%	Aquila Networks Canada Term Loan, 6.75%, 07/28/04[8]	2,000,000	2,010,000
	Calpine CCFC I Term Loan, 7.50%, 08/26/09[8]	2,780,000	2,877,300
	Calpine CCFC II Revolving Loan, 3.36%, 11/16/04[6,8]	52,500,000	47,250,000
	Calpine Corp., 6.85%, 07/15/07[4,8]	6,559,000	6,173,659
	Centerpoint Energy Term Loan, 12.75%, 11/11/05[8]	12,450,000	14,317,500
	East Coast Power LLC,
	7.07%, 03/31/12	1,233,991	1,271,010
	7.54%, 06/30/17	2,814,510	2,898,945
	El Paso Electric Co., 9.40%, 05/01/11	1,300,000	1,534,042
	GWF Energy LLC, 6.13%, 12/30/11[4]	7,500,000	7,642,710
	Southern Cal Edison, 8.00%, 02/05/07[4]	500,000	561,250

			86,536,416

Energy—0.30%	Noble Affiliates, Inc./Atlantic Meth, 8.95%, 12/15/04[4]	4,000,000	4,203,100

Finance—3.77%	Capital One Bank, 6.50%, 06/13/13	27,755,000	28,457,840
	Finova Group Inc., 7.50%, 11/15/09	20,087,000	10,043,500
	Ford Motor Credit Co.,
	7.88%, 06/15/10	5,080,000	5,515,173
	7.38%, 02/01/11	1,795,000	1,890,733
	General Motors Acceptance Corp.,
	6.88%, 09/15/11	1,400,000	1,455,422
	8.00%, 11/01/31	1,510,000	1,555,439
	MBNA America Bank NA, 1.44%, 06/10/04[8]	4,500,000	4,498,254

			53,416,361

Insurance—4.48%	CNA Financial Corp., 6.25%, 11/15/03	300,000	301,205
	Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29[6]	60,000,000	6,808,140
	Farmers Exchance Capital,
	7.05%, 07/15/28[4]	15,540,000	14,583,295
	7.20%, 07/15/48[4]	2,000,000	1,776,416
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	15,500,000	15,855,927
	Liberty Mutual Insurance Co., 7.70%, 10/15/97[4]	3,000,000	2,240,634

	Issues	Principal Amount	Value

Bonds (continued) Corporates	Nationwide Mutual Insurance, 8.25%, 12/01/31[4]	$3,900,000	$4,663,460
(continued) Insurance	Royal & Sun Alliance Insurance, 8.95%, 10/15/29	7,270,000	6,594,079
(continued)	TIG Holdings Inc., 8.60%, 01/15/27[4]	12,500,000	8,625,000
	Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,800,000	2,069,847

			63,518,003

Natural Gas —0.07%	Sempra Energy, 6.80%, 07/01/04	1,000,000	1,038,939

Real Estate Investment Trust	Developers Diversified Realty (MTN), 6.84%, 12/16/04	500,000	524,902
(REIT)—1.76%	Highwoods Exercisable Put Option, 7.19%, 6/15/04[4]	1,700,000	1,729,543
	Highwoods Realty LP,
	6.75%, 12/01/03	3,000,000	3,025,203
	8.00%, 12/01/03	5,000,000	5,052,000
	7.50%, 04/15/18	7,267,000	7,304,570
	JDN Realty Corp., 6.80%, 08/01/04	1,220,000	1,261,825
	Simon Property Group LP, 6.75%, 07/15/04	1,000,000	1,039,270
	United Dominion Realty Trust (MTN),
	7.67%, 01/26/04	2,000,000	2,032,542
	7.73%, 04/05/05	2,800,000	3,012,985

			24,982,840

Secured Assets —2.19%	Aeltus CBO II, 7.98%, 08/06/09[4,6]	6,080,633	3,725,336
	Century Funding Ltd. 1A C, 10.00%, 02/15/11[4,6]	2,443,471	851,396
	Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	11,750,000	11,604,958
	Ingress I Ltd. C-A, 8.01%, 03/30/40[4]	11,250,000	8,323,875
	Magnus Funding Ltd. 1A,
	B, 2.48%, 06/15/11[4,6,8]	4,326,240	1,167,652
	C, 10.28%, 06/15/11[4,6]	6,455,164	1,611,770
	Northstar CBO Ltd. 1997-2 A3, 6.68%, 07/15/09[4,6]	13,750,000	3,762,660

			31,047,647

Transportation —8.08%	Air 2 US A, 8.03%, 10/01/20[4]	24,149,911	18,677,903
	Air 2 US B, 8.63%, 10/01/20[4,6]	11,736,637	4,128,186
	American Airlines 1994 A4, 9.78%, 11/26/11	11,505,873	7,892,304
	American Airlines 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,430,500
	American Airlines 2001-1 A1, 6.98%, 11/23/22	4,065,701	3,513,744
	American Airlines 2001-2 A2, 7.86%, 10/01/11	3,000,000	3,022,050
	Continental Airlines, Inc. 1997-3 A, 7.16%, 09/24/14	753,736	691,094
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	2,414,388	2,303,536

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates	Continental Airlines, Inc. 1997-4 A,
(continued)	6.80%, 01/02/09	$464,192	$403,408
Transportation	6.90%, 07/02/19	1,908,677	1,844,194
(continued)	Continental Airlines, Inc. 1998-1 A, 6.65%, 03/15/19	4,984,318	4,757,285
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	1,028,910	906,299
	Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	11,593,490	11,420,130
	Continental Airlines, Inc. 2000-1 A2, 7.92%, 11/01/11	2,000,000	1,981,090
	Continental Airlines, Inc. 2000-2,
	A1, 7.71%, 10/02/22	1,790,218	1,746,159
	A2, 7.49%, 04/02/12	2,000,000	1,960,449
	Continental Airlines, Inc. 2001-1 A1, 6.70%, 12/15/22	1,862,313	1,811,716
	Delta Air Lines 2000-1,
	A1, 7.38%, 11/18/11	6,900,069	6,885,652
	A2, 7.57%, 05/18/12	4,575,000	4,631,246
	Delta Airlines 2001-1 A2, 7.11%, 03/18/13	7,455,000	7,311,827
	United Air Lines, 1.36%, 03/02/04[4,6,8]	4,096,181	3,215,502
	United Air Lines 1997-1 1A, 1.36%, 03/02/04[6,8]	12,800,563	10,048,442
	United Air Lines 2001-1 A1, 6.07%, 09/01/14[6]	9,759,880	7,874,660

			114,457,376

	Total Corporates		647,478,431

MORTGAGE-BACKED—16.44%[3]

Commercial Mortgage-Backed	Beckman Coulter, Inc. 2000-A A, 7.50%, 12/15/18[4]	22,250,000	23,562,795
—3.66%	Blaylock Mortgage Capital Corp. 1997-A B1, 6.43%, 10/25/04[4]	3,000,000	3,034,200
	GMAC Commercial Mortgage Securities Inc. 1998-C2 X (IO), 0.80%, 05/15/35[6]	265,155,549	7,309,039
	LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	17,932,960

			51,838,994

Non-Agency Mortgage-Backed —2.30%	BA Mortgage Securities, Inc. 1998-2 2B3, 6.50%, 06/25/13[4]	186,594	186,573
	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	5,216,409	1,822,092
	Bear Stearns Mortgage Securities, Inc. 1997-7 4B4, 7.00%, 01/25/13[4]	63,899	63,890
	Bear Stearns Mortgage Securities Inc. 1998-5 B4, 6.52%, 12/25/08[4]	67,130	67,518
	Bear Stearns Structured Products, Inc. 1999-1
	C, 6.01%, 11/30/13[4]	2,726,944	2,744,374
	D, 6.01%, 11/30/13[4]	1,607,094	1,613,118
	E, 6.01%, 11/30/13[4]	796,910	745,890

	Issues	Principal Amount	Value

Bonds (continued)	BHN Mortgage Fund 1997-2
Mortgage-Backed	A1, 2.40%, 05/31/17[4,6,8]	$4,091,329	$1,275,676
(continued)	A2, 7.54%, 05/31/17[4,6]	7,647,505	2,384,492
Non-Agency Mortgage-Backed	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	3,206,337	1,119,973
(Continued)	Blackrock Capital Finance L.P. 1997-R2 AP, 8.05%, 12/25/35[4]	19,939	19,939
	CMC Securities Corporation III 1998-1 2B4, 6.50%, 04/25/13[4]	131,646	133,485
	Countrywide Alternative Loan Trust 1999-2 B2, 7.50%, 01/25/29	3,652,251	3,964,780
	Countrywide Home Loans 1998-14 B3, 6.50%, 09/25/13[4]	392,859	371,164
	Countrywide Home Loans 2003-18 A5, 12.61%, 07/25/33[8]	5,261,573	5,171,137
	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.88%, 05/25/24[6]	313,267	252
	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.50%, 04/25/24[4,6]	1,479,454	1,864
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.69%, 06/25/24[4,6]	281,302	354
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.04%, 11/25/25[6]	2,419,503	9,097
	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.80%, 06/25/26[6]	1,684,522	42,248
	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.06%, 01/25/26[4,6]	2,489,093	24,916
	DLJ Mortgage Acceptance Corp. 1996-QE3 SA (IO), 3.31%, 03/25/26[6]	1,417,106	5,300
	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	886,089	88,669
	Ocwen Residential MBS Corp. 1998-R2 AP, 6.64%, 11/25/34[4]	225,940	214,801
	Residential Accredit Loans, Inc. 1998-QS16 B1, 6.50%, 11/25/13	267,041	267,772
	Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 6.28%, 11/25/31[6,8]	8,024,576	83,775
	Residential Asset Securitization Trust 1999-A7 B3, 7.50%, 10/25/29	2,145,755	2,198,323
	Residential Funding Mortgage Securities I 1993-S42 A10, 8.30%, 10/25/08[8]	51,649	52,933
	Residential Funding Mortgage Securities I 1997-S16 B1, 6.75%, 10/25/12	461,595	462,135

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued)	Ryland Mortgage Securities Corp. 1994-5 M3, 4.13%, 10/25/23[8]	$672,026	$635,379
Non-Agency Mortgage-Backed (continued)	Structured Asset Securities Corp. 1995-3B 2A1, 6.50%, 01/28/24	52,341	52,343
	Structured Asset Securities Corp. 1996-6 1A5, 7.50%, 08/25/26	90,332	90,283
	Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	935,268	954,728
	Structured Asset Securities Corp. 2000-3 1A7, 8.00%, 07/25/30	489,952	491,669
	Structured Asset Securities Corp. 2002-26 2A1, 6.00%, 12/25/32	4,150,392	4,197,022
	Structured Mortgage Asset Residential Trust 1991-7 I (IO), 16.75%, 12/25/22[6]	33,100	7,057
	Summit Mortgage Trust 2000-1 B1, 6.05%, 12/28/12[4]	976,841	982,908

			32,547,929

U.S. Agency Mortgage-Backed —10.48%	Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	22,135	22,344
	Fannie Mae 1993-132 D (PO), 6.42%[5], 10/25/22	1,732,774	1,546,405
	Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23[8]	4,316,127	88,718
	Fannie Mae 1997-34 SA, 11.20%, 10/25/23[8]	145,944	164,309
	Fannie Mae 1997-44 SB (IO), 4.98%, 06/25/08[8]	1,349,111	40,483
	Fannie Mae 2001-82 SA, 31.64%, 07/25/29[8]	1,200,802	1,235,511
	Fannie Mae 2003-52 SV, 15.31%, 05/25/31[8]	7,188,235	7,947,750
	Fannie Mae Pool 233672, 4.19%, 09/01/23[8]	45,601	47,435
	Fannie Mae Pool 308798, 3.78%, 04/01/25[8]	23,006	23,787
	Fannie Mae Pool 312155, 4.05%, 03/01/25[8]	45,076	46,340
	Fannie Mae TBA
	4.50%, 10/25/18	24,010,000	24,212,596
	5.00%, 10/25/18	12,890,000	13,208,228
	6.50%, 10/25/33	14,190,000	14,793,075
	Freddie Mac 1164 0 (IO), 9.52%, 11/15/06[8]	123,766	4,691
	Freddie Mac 1515 SA, 8.61%, 05/15/08[8]	63,792	67,351
	Freddie Mac 1564 SA, 14.15%, 08/15/08[8]	16,251	16,325
	Freddie Mac 1980 Z, 7.00%, 07/15/27	2,306,838	2,495,015
	Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	765,509
	Freddie Mac 2265 PB, 7.50%, 12/15/29	10,203,016	10,308,974
	Freddie Mac 2295 PE, 6.50%, 02/15/30	4,592,501	4,686,809

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed	Freddie Mac 2312 JA, 6.50%, 02/15/30	$574,803	$589,042
(continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2316 PB, 6.50%, 09/15/30	7,747,294	7,993,513
	Freddie Mac 2474 NS (IO), 6.43%, 01/15/28[8]	16,794,234	199,212
	Freddie Mac 2539 IG (IO), 5.50%, 03/15/21	22,308,591	902,441
	Freddie Mac 2543 IE (IO), 5.50%, 08/15/21	12,109,749	749,600
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	25,367,956	3,832,921
	Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	18,561,533	2,735,265
	Freddie Mac Gold C46104, 6.50%, 09/01/29	483,611	505,685
	Freddie Mac Gold C90573, 6.50%, 08/01/22	2,563,001	2,684,784
	Freddie Mac Gold P50019, 7.00%, 07/01/24	5,970,368	6,281,018
	Government National Mortgage Association 1997-8 PD, 7.50%, 04/16/26	648,417	649,679
	Government National Mortgage Association 2000-22 SG (IO), 9.68%, 05/16/30[8]	11,158,099	2,127,057
	Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	3,964,278	4,125,280
	Government National Mortgage Association 2002-69 SB (IO), 5.53%, 06/20/28[8]	29,707,827	1,924,057
	Government National Mortgage Association 2003-1 (IO), 6.53%, 03/20/29[8]	33,634,102	1,581,240
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	21,995,187	3,240,859
	Government National Mortgage Association TBA, 4.50%, 10/15/33	27,545,000	26,675,625

			148,518,933

	Total Mortgage-Backed		232,905,856

U.S. AGENCY SECURITIES—1.15%
Foreign Sovereign —1.15%	Indonesia Aid, 9.30%, 07/01/20	12,452,500	16,355,338

	Total U.S. Agency Securities		16,355,338

U.S. TREASURY SECURITIES—9.09%
U.S. Treasury Bonds—1.42%	U.S. Treasury Bonds,
	6.75%, 08/15/26	1,485,000	1,847,202
	5.25%, 02/15/29	17,567,000	18,220,282

			20,067,484

U.S. Treasury Notes—3.80%	U.S. Principal Strip,
	5.86%, 08/15/28	3,439,000	920,497
	5.41%, 11/15/28	9,862,000	2,624,160
	U.S. Treasury Notes, 5.00%, 08/15/11	46,004,000	50,334,863

			53,879,520

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) U.S. Treasury Securities (continued) U.S. Inflation Index Notes —3.87%	U.S. Treasury Notes, 4.25%, 01/15/10	$42,796,000	$54,918,506

	Total U.S. Treasury Securities		128,865,510

	Total Bonds (Cost $1,371,487,627)		1,302,618,556

SHORT TERM INVESTMENTS 12.73%
Commercial Paper—5.02%	CIT Group, Inc., 1.06%[5], 11/25/03	21,291,000	21,251,862
	DaimlerChrysler NA Holdings, 1.24%[5], 11/05/03	14,735,000	14,717,236
	General Electric Capital Corp.,
	1.05%[5], 11/13/03	20,000,000	19,974,917
	1.06%[5], 11/13/03	14,000,000	13,982,274
	National Rural Utilities, 1.06%[5], 10/10/03	1,250,000	1,249,669

			71,175,958

Money Market RIC—4.38%	J.P. Morgan Institutional Prime Money Market	62,109,270	62,109,270

U.S. Agency Discount Notes —3.33%	Fannie Mae,
	1.03%[5], 10/08/03	7,355,000	7,344,997
	1.02%[5], 11/18/03	10,000,000	9,998,056
	Freddie Mac,
	0.97%[5], 10/15/03	3,335,000	3,333,690
	1.02%[5], 10/16/03	24,000,000	23,989,902
	1.04%[5], 11/18/03	2,560,000	2,556,450

			47,223,095

	Total Short Term Investments (Cost $180,508,323)		180,508,323

	Total Investments—104.64% (Cost $1,551,996,950)[1]		1,483,126,879

	Liabilities Less Cash and Other Assets—(4.64)%		(65,782,102)

	Net Assets—100.00%		$1,417,344,777

Notes:

[1]	Cost for Federal income tax purposes is $1,551,966,950 and net unrealized depreciation consists of:

Gross unrealized appreciation	$88,485,243
Gross unrealized depreciation	(157,355,314)

Net unrealized depreciation	$(68,870,071)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $289,385,151 representing 20.42% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA
08/16/00	Aeltus CBO II, 7.98%, 08/06/09	$4,956,270	$3,725,336	0.26%
04/18/02	Air 2 US B, 8.63%, 10/01/20	9,996,409	4,128,186	0.29%
06/07/02	American Business Financial Services 2002-2 AIO (IO), 10.00%, 06/15/33	1,697,760	1,914,948	0.14%
01/23/01	Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10	5,122,184	1,822,092	0.13%
09/18/02	Bankamerica Manufactured Housing Contract 1998-2 B1, 7.93%, 12/10/25	967,429	2,871,030	0.20%
08/20/00	BHN Mortgage Fund 1997-2 A1, 2.40%, 05/31/17	3,937,189	1,275,676	0.09%
09/18/00	BHN Mortgage Fund 1997-2 A2, 7.54%, 05/31/17	7,260,279	2,384,492	0.17%
04/05/00	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	3,137,715	1,119,973	0.08%
07/02/03	Calpine CCFC II Revolving Loan, 3.36%, 11/16/04	48,267,581	47,250,000	3.33%
02/01/03	Centex Home Equity 2002-D AIO (IO), 4.47%, 11/25/05	1,508,743	1,502,973	0.11%
10/06/00	Century Funding, Ltd., 1A C, 10.00%, 02/15/11	2,050,469	851,396	0.06%
06/15/01	Corporate-Backed Trust Certificates RSA 2001-12 A-2 (IO), 1.25%, 10/15/29	7,310,400	6,808,140	0.48%
06/19/97	DLJ Mortgage Acceptance Corp. 1994-Q8 IIS (IO), 1.88%, 05/25/24	36,392	252	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE1 S (IO), 3.50%, 04/25/04	14,877	1,864	0.00%
01/06/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.69%, 06/25/24	40,034	354	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.04%, 11/25/25	0	9,097	0.00%
11/02/98	DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO), 6.80%, 06/25/26	0	42,248	0.00%
10/20/98	DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.06%, 01/25/26	22,948	24,916	0.00%
01/22/99	DLJ Mortgage Acceptance Corp.1996-QE3 SA (IO), 3.31%, 03/25/26	7,364	5,300	0.00%

See accompanying notes to financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Date of Purchase	Security	Cost	Value	% of TNA
02/07/01	GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO), 0.80%, 08/15/35	$6,988,046	$7,309,039	0.52%
01/19/01	Green Tree Financial Corp., 1995-5 B2, 7.65%, 09/15/26	1,611,037	1,009,106	0.07%
04/19/99	Green Tree Home Improvement Loan Trust 1998-C B2, 8.06%, 07/15/29	3,963,437	2,425,156	0.17%
01/07/00	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	480,848	88,669	0.01%
04/11/00	Magnus Funding, Ltd., 1A B, 2.48%, 06/15/11	3,985,261	1,167,652	0.08%
11/29/00	Magnus Funding, Ltd., 1A C, 10.28%, 06/15/11	5,517,192	1,611,770	0.11%
05/23/00	ML CBO Series 1996-PM-1, 7.87%, 12/17/06	4,051,763	2,319,000	0.16%
02/09/00	Newbury Funding CBO Ltd. (IO), 17.63%, 02/15/06	2,081,482	1,500,600	0.10%
05/30/00	North Street 2000-1A C, 2.86%, 07/30/10	2,855,042	1,349,700	0.10%
08/01/00	NorthStar CBO Ltd., 1997-2 A3, 6.68%, 07/15/09	10,293,159	3,762,660	0.26%
06/06/00	Pamco CLO 1998-1A B2, 2.47%, 05/01/10	4,183,387	2,361,975	0.17%
09/20/00	Pegasus Aviation Lease Securitization 2000-1 C1, 7.83%, 03/25/30	3,336,805	1,309,913	0.09%
11/01/01	Residential Accredit Loans, Inc. 2001-QS17 A9A (IO), 6.28%, 11/25/31	0	83,775	0.01%
06/25/97	Structured Mortgage Asset Residential Trust 1991-71 (IO), 16.75%, 12/25/22	52,491	7,057	0.00%
07/12/00	Triton CBO III Ltd., 1A B, 8.53%, 04/17/11	10,770,113	6,230,618	0.44%
12/26/01	United Air Lines, 1.36%, 03/02/04	12,800,563	10,048,442	0.71%
11/20/01	United Air Lines 1997-1 1A, 1.36%, 03/02/04	4,096,181	3,215,502	0.23%
12/26/01	United Air Lines 2001-1 A1, 6.07%, 09/01/14	8,917,616	7,874,659	0.56%
05/01/00	Van Kampen CLO II Ltd., 2.31%, 07/15/08	10,089,758	7,835,498	0.55%

		$192,408,224	$137,249,064	9.68%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(IO): Interest only

(MTN): Medium term note

(PO): Principal only

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

BONDS 95.97%
ASSET-BACKED SECURITIES—2.22%[3]

	Conseco Finance 2002-A B2, 6.87%, 04/15/32[4,8]	$30,000	$28,728
	HPSC Equipment Receivables LLC 2000-1A F, 12.91%, 12/22/08[4]	87,729	89,155
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	919,512	933,029
	Metris Master Trust 2000-3 A, 1.38%, 09/21/09[8]	2,000,000	1,912,538

	Total Assets-Backed Securities		2,963,450

CORPORATES—92.61%[2]
Automotive —1.23%	Advanced Accessory Systems LLC, 10.75%, 06/15/11[4]	1,000,000	1,080,000
	TRW Automotive, Inc., 9.38%, 02/15/13[4]	500,000	565,000

			1,645,000

Banking—2.52%	Aozora NCP Acquisition LLC Term Loan, 0.37%[5], 09/30/07[8]	2,000,000	1,990,000
	Providian Capital I, 9.53%, 02/01/27[4]	1,500,000	1,372,500

			3,362,500

Basic Industry —8.65%	Equistar Chemical/Funding, 10.63%, 05/01/11[4]	500,000	497,500
	FMC Corp., 10.25%, 11/01/09	500,000	572,500
	Fort James Corp., 6.88%, 09/15/07	1,250,000	1,293,750
	Freeport–McMoran C & G, 10.13%, 02/01/10	1,000,000	1,122,500
	Georgia-Pacific Corp.,
	9.38%, 02/01/13	500,000	560,625
	8.13%, 06/15/23	175,000	162,750
	7.25%, 06/01/28	250,000	218,750
	Huntsman Advanced Materials LLC, 11.00%, 07/15/10[4]	500,000	522,500
	Huntsman LLC Term Loan,
	A, 5.64%, 03/31/07[8]	1,342,909	1,262,738
	B, 7.14%, 03/31/07[8]	657,091	617,862
	Lyondell Chemical Co., 9.63%, 05/01/07	500,000	477,500
	Omnova Solutions, Inc., 11.25%, 06/01/10[4]	1,000,000	1,065,000
	Steel Dynamics, Inc., 9.50%, 03/15/09	2,000,000	2,150,000
	Westlake Chemical Corp., 8.75%, 07/15/11[4]	1,000,000	1,042,500

			11,566,475

Capital Goods —10.08%	Allied Waste North America, 10.00%, 08/01/09	695,000	756,681
	Anchor Glass Container,
	11.00%, 02/15/13	1,000,000	1,125,000
	11.00%, 02/15/13[4]	500,000	562,500
	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	500,000	390,000
	Crown Euro Holdings SA, 10.88%, 03/01/13[4]	1,000,000	1,107,500

	Issues	Principal Amount	Value

Bonds (continued) Corporates	Foamex LP/Capital Corp., 10.75%, 4/01/09	$1,000,000	$897,500
(continued) Capital Goods	Graham Packaging/GPC Capital, 10.75%, 01/15/09[8]	1,700,000	1,751,000
(continued)	Graphic Packaging International, 9.50%, 08/15/13[4]	1,000,000	1,102,500
	Hexcel Corp., 9.88%, 10/01/08	250,000	276,875
	Jefferson Smurfit Corp., 7.50%, 06/01/13	1,000,000	1,020,000
	K. Hovanian Enterprises, 8.88%, 04/01/12	500,000	538,750
	Owens-Brockway Glass Container,
	8.75%, 11/15/12	750,000	808,125
	8.25%, 05/15/13	1,000,000	1,025,000
	United Components, Inc., 9.38%, 06/15/13[4]	750,000	783,750
	United Rentals NA, Inc.,
	10.75%, 04/15/08	700,000	778,750
	10.75%, 04/15/08[4]	500,000	556,250

			13,480,181

Communications —20.36%	American Tower Escrow, 10.63%[5], 08/01/08	1,750,000	1,172,500
	CBD Media/CBD Finance, 8.63%, 06/01/11[4]	500,000	533,750
	Charter Communications Holdings II, 10.25%, 09/15/10[4]	3,000,000	3,037,500
	Cincinnati Bell, Inc., 7.25%, 07/15/13[4]	1,265,000	1,258,675
	Crown Castle International Corp., 10.75%, 08/01/11	1,050,000	1,170,750
	CSC Holdings, Inc.,
	7.63%, 04/01/11	1,000,000	1,002,500
	7.88%, 02/15/18	1,000,000	980,000
	DIRECTV Holdings/Finance, 8.38%, 03/15/13	500,000	566,250
	Eircom Funding, 8.25%, 08/15/13[4]	2,000,000	2,160,000
	Fairpoint Communications, 11.88%, 03/01/10	1,000,000	1,145,000
	Marconi Corp. PLC, 8.00%, 04/30/08	2,000,000	1,955,000
	Nextel Communications, 5.25%, 01/15/10	1,500,000	1,406,250
	Nextel Communications Term Loan, 4.94%, 12/31/08[8]	1,231,250	1,238,945
	Qwest Communications International, 7.25%, 11/01/08	1,500,000	1,440,000
	Qwest Corp Term Loan, 6.50%, 06/30/07[8]	1,000,000	1,025,000
	Qwest Services Corp., 13.00%, 12/15/07[4]	1,000,000	1,125,000
	RH Donnelly Financial Corp. I, 10.88%, 12/15/12[4]	250,000	296,250
	Sinclair Broadcast Group, 8.00%, 03/15/12	925,000	980,500
	Western Wireless Corp., 9.25%, 07/15/13[4]	1,500,000	1,537,500

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications (continued)	Worldcom, Inc.,
	6.50%, 05/15/04[7]	$1,250,000	$415,625
	7.88%, 05/15/04[7]	725,000	241,062
	6.25%, 08/15/04[7]	3,950,000	1,313,375
	6.40%, 08/15/05[7]	3,651,000	1,213,958

			27,215,390

Consumer Products—1.29%	Johnsondiversey Holdings, Inc., 10.67%, 05/15/13[4,8]	1,000,000	700,000
	Levi Strauss & Co. Term Loan, 10.00%, 09/30/09[8]	1,000,000	1,025,000

			1,725,000

Electric—12.21%	AES Red Oak LLC, 8.54%, 11/30/19	486,618	502,433
	Aquila, Inc., 7.00%, 07/15/04	1,000,000	1,000,000
	Calpine CCFC I Term Loan, 7.50%, 08/26/09[8]	670,000	693,450
	Calpine Construction Finance, 9.75%, 08/26/11[4,8]	2,000,000	2,010,000
	Calpine Corp., 6.85%, 07/15/07[4,8]	2,500,000	2,353,125
	Centerpoint Energy Term Loan, 12.75%, 11/11/05[8]	996,000	1,145,400
	East Coast Power LLC, 6.74%, 03/31/08	351,763	362,316
	Elwood Energy LLC, 8.16%, 07/05/26	945,420	907,603
	Illinova Corp., 11.50%, 12/15/10	750,000	903,750
	MSW Energy Holdings/Finance, 8.50%, 09/01/10[4]	1,000,000	1,050,000
	PG&E Corp.,
	6.88%, 07/15/08[4]	1,000,000	1,055,000
	7.25%, 03/01/26	100,000	102,750
	7.25%, 08/01/26	1,000,000	1,042,500
	Westar Energy, Inc.,
	6.88%, 08/01/04	2,000,000	2,060,000
	9.75%, 05/01/07	1,000,000	1,127,500

			16,315,827

Energy—7.30%	Belden & Blake Corp., 9.88%, 06/15/07	1,000,000	950,000
	Denbury Resources, Inc., 7.50%, 04/01/13	1,500,000	1,526,250
	Dynegy Holdings, Inc.,
	7.70%, 07/15/08[4,8]	1,500,000	1,548,532
	9.88%, 07/15/10[4]	1,500,000	1,575,000
	Frontier Escrow Corp., 8.00%, 04/15/13[4]	500,000	510,000
	Premcor Refining Group, 9.50%, 02/01/13	1,625,000	1,795,625
	Pride International, Inc., 10.00%, 06/01/09	975,000	1,057,875
	Vintage Petroleum, 8.63%, 02/01/09	500,000	518,750
	Westport Resources Corp., 8.25%, 11/01/11	250,000	274,375

			9,756,407

Finance—3.96%	Conseco Revolving Loan A, 8.13%[5], 12/01/09[8]	2,307,692	2,281,731
	Conseco Revolving Loan B, 8.13%[5], 12/01/09[8]	692,308	684,519

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Finance (continued)	Finova Group, Inc., 7.50%, 11/15/09	$2,492,000	$1,246,000
	Interline Brands, Inc., 11.50%, 05/15/11[4]	1,000,000	1,080,000

			5,292,250

Food & Beverage —1.94%	Burns Philp Capital Property/US, 10.75%, 02/15/11[4]	1,500,000	1,575,000
	Dole Foods Co., 8.63%, 05/01/09[8]	950,000	1,016,500

			2,591,500

Gaming—0.79%	Aztar Corp., 8.88%, 05/15/07	1,000,000	1,052,500

Health Care —1.20%	Extendicare Health Services,
	9.35%, 12/15/07	500,000	517,500
	9.50%, 07/01/10	1,000,000	1,090,000

			1,607,500

Home Building —0.76%	Standard Pacific Corp., 6.50%, 10/01/08	1,000,000	1,008,750

Insurance —4.17%	Crum & Forster Holding Corp., 10.38%, 06/15/13[4]	1,000,000	1,092,500
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	500,000	511,482
	Fremont General Corp., 7.88%, 03/17/09	2,650,000	2,583,750
	TIG Holdings, Inc., 8.60%, 01/15/27[4]	2,000,000	1,380,000

			5,567,732

Natural Gas —6.75%	El Paso Natural Gas, 7.63%, 08/01/10[4]	1,000,000	975,000
	El Paso Production Holdings, 7.75%, 06/01/13[4]	3,000,000	2,865,000
	Gemstone Investors Ltd., 7.71%, 10/31/04[4]	1,000,000	985,000
	Hilcorp Energy/Finance, 10.50%, 09/01/10[4]	1,000,000	1,067,500
	Northwest Pipeline Corp., 8.13%, 03/01/10	500,000	545,000
	Southern Star Cent Corp., 8.50%, 08/01/10[4]	1,000,000	1,065,000
	Williams Production RMT Co. Term Loan, 4.90%, 05/30/07[8]	1,500,000	1,515,000

			9,017,500

Retail—0.20%	Amerigas Partner/Eagle Financial, 8.88%, 05/20/11	250,000	269,375

Services—1.88%	Massey Energy Co., 6.95%, 03/01/07	2,000,000	1,985,000
	Wackenhut Corrections, 8.25%, 07/15/13[4]	500,000	523,750

			2,508,750

Technology —2.55%	Avaya, Inc., 11.13%, 04/01/09	1,000,000	1,162,500
	Avnet, Inc., 9.75%, 02/15/08	500,000	551,250
	Xerox Capital Trust I, 8.00%, 02/01/27	2,000,000	1,700,000

			3,413,750

Tobacco—0.80%	Commonwealth Brands, Inc., 10.63%,09/01/08[4]	1,000,000	1,075,000

See accompanying notes to financial statements.

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Transportation —3.97%	Continental Airlines, Inc. 1997-3 A, 7.16%, 03/24/13	1,507,472	1,382,189
	Delta Air Lines 2000-1 A2, 7.57%, 11/18/10	2,000,000	2,024,589
	Northwest Airlines, Corp. 8.38%, 03/15/04	1,000,000	975,000
	Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	909,150	919,854

			5,301,632

	Total Corporates		123,773,019

MORTGAGE-BACKED—1.14%[3]
Non-Agency Mortgage-Backed —0.40%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	1,544,385	539,454

U.S. Agency Mortgage-Backed —0.74%	Fannie Mae 1993-225 SG, 22.76%, 12/25/13[8]	215,000	241,527
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	4,954,679	748,617

			990,144

	Total Mortgage-Backed		1,529,598

	Total Bonds (Cost $122,160,874)		128,266,067

		Shares

EQUITIES 0.86%
Communications —0.86%	American Tower Warrants, 0.00%, 08/01/08[4]	1,000	123,000
	CSC Holdings, Inc. (PFD), 11.13%, 04/01/08	9,750	1,022,531

			1,145,531

	Total Equities (Cost $915,750)		1,145,531

		Principal Amount

SHORT TERM INVESTMENTS 2.72%
Money Market-RIC —2.72%	J.P. Morgan Institutional Prime Money Market	$3,632,000	3,632,000

	Total Short Term Investments (Cost $3,632,000)		3,632,000

	Total Investments—99.55% (Cost $126,708,624)[1]		133,043,598

	Cash and Other Assets, Less Liabilities—0.45%		604,245

	Net Assets—100.00%		$133,647,843

Notes:

[1]	Cost for Federal income tax purposes is $126,708,624 and net unrealized appreciation consists of:

Gross unrealized appreciation	$6,791,105
Gross unrealized depreciation	(456,131)

Net unrealized appreciation	$6,334,974

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $46,916,430 representing 35.10% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA

08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	$254,322	$539,454	0.40%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	918,167	933,029	0.70%

		$1,172,489	$1,472,483	1.10%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(IO): Interest only

(PFD): Preferred Stock

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

BONDS 88.86%
ASSET-BACKED SECURITIES—31.69%[3]

	Advanta Mortgage Loan Trust 1997-4 M1 , 7.04%, 01/25/29	$80,030	$81,599
	Chase Funding Net Interest Margin 2003-5A, 5.75%, 11/27/34[4]	80,000	79,904
	Conseco Finance Securitizations Corp. 2000-4 A4, 7.73%, 04/01/31	100,000	102,955
	Conseco Finance Securitizations Corp. 2000-6 A3, 6.55%, 09/01/32	69,136	69,753
	Empire Funding Home Loan Owner Trust 1997-5 M1, 7.41%, 04/25/24	83,692	85,444
	Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	8,601	8,686
	Green Tree Financial Corp. 1997-2 A7, 7.62%, 06/15/28	73,116	78,440
	Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	9,690	9,911
	Green Tree Financial Corp. 1999-5 A4, 7.33%, 03/01/30	175,000	180,644
	Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	14,297	13,799
	Green Tree Home Improvement Loan Trust 1997-A HEB1, 7.87%, 03/15/28	120,000	120,788
	Green Tree Home Improvement Loan Trust 1997-C HIM2, 7.35%, 06/15/28	96,273	96,580
	Metris Master Trust 2000-3 A, 1.38%, 09/21/09[7]	40,000	38,251
	Metris Master Trust 2001-3 A, 1.35%, 07/21/08[7]	36,000	35,329
	Metris Master Trust 2001-4A A, 1.47%, 08/20/08[7]	5,000	4,911
	Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	13,608	13,619
	Oakwood Mortgage Investors, Inc. 2001-D A3, 5.90%, 09/15/22	20,000	17,086
	Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10	73,396	15,221
	Option One Mortgage Securities Corp. NIM 2002-2A CFTS, 8.83%, 06/26/32[4]	65,774	65,979
	Residential Asset Mortgage Products, Inc. 2000-RS1 A1, 8.00%, 03/25/30	72,811	75,425
	Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4]	635,000	123,761

	Total Asset-Backed Securities		1,318,085

CORPORATES—36.80%[2]
Basic Industry —0.74%	Fort James Corp., 6.63%, 09/15/04	30,000	30,900

Capital Goods —1.59%	Tyco International Group SA, 5.88%, 11/01/04	64,000	65,920

Communications —5.29%	Charter Communication Holdings/Charter Capital, 10.00%, 05/15/11	105,000	80,588
	Qwest Capital Funding, 5.88%, 08/03/04	40,000	39,800

	Issues	Principal Amount	Value

Bonds (continued) Corporates (continued) Communications (continued)	Worldcom, Inc.,
	6.50%, 05/15/04[6]	$100,000	$33,250
	8.00%, 05/15/06[6]	200,000	66,500

			220,138

Electric—8.10%	Calpine Corp., 6.85%, 07/15/07[4,7]	85,000	80,006
	Consumers Energy Co., 7.38%, 09/15/23	75,000	77,755
	DPL, Inc., 8.25%, 03/01/07	70,000	76,210
	Westar Energy, Inc., 6.88%, 08/01/04	100,000	103,000

			336,971

Finance—4.17%	Ford Motor Credit Co.,
	1.55%, 07/18/05[7] (MTN)	80,000	78,616
	1.34%, 03/13/07[7] (EMTN)	80,000	74,620
	General Motors Acceptance Corp. (MTN), 2.55%, 10/16/03[7]	20,000	20,008

			173,244

Insurance —2.66%	Farmers Exchange Capital, 7.20%, 07/15/48[4]	90,000	79,939
	Farmers Insurance Exchange, 8.63%, 05/01/24[4]	30,000	30,689

			110,628

Natural Gas —1.72%	Williams Companies, Inc., 9.25%, 03/15/04	70,000	71,750

Real Estate Investment Trust (Reit)—1.00%	Developers Diversified Realty (MTN), 6.95%, 07/23/04	40,000	41,515

Transportation —11.53%	American Airlines, Inc. 1999-1
	A1, 6.86%, 10/15/10	40,185	39,382
	A2, 7.02%, 04/15/11	10,000	9,625
	Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	155,958	125,643
	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	61,386	54,071
	Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	17,902	17,462
	Delta Air Lines 2000-1
	A1, 6.62%, 03/18/11	18,731	18,457
	A1, 7.38%, 11/18/11	22,947	22,899
	A2, 7.57%, 05/18/12	100,000	101,229
	Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	8,827	8,931
	NWA Trust, 8.26%, 03/10/06	95,680	81,926

			479,625

	Total Corporates		1,530,691

MORTGAGE-BACKED—20.37%[3]
Non-Agency Mortgage-Backed —2.99%	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,5]	58,783	20,533
	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.03%, 11/25/25[5]	823,116	3,095
	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	100,000	100,750

			124,378

See accompanying notes to financial statements.

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Bonds (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed —17.38%	Fannie Mae 1993-80 S, 9.50%, 05/25/23[7]	$108,636	$110,444
	Fannie Mae 1997-44 SA (IO), 4.98%, 06/25/08[7]	963,650	28,916
	Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	11,719	12,266
	Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	192,472	196,046
	Freddie Mac 2451 SP, 14.48%, 05/15/09[7]	64,552	70,866
	Freddie Mac 2590 XS, 8.00%, 10/15/31[7]	1,854	1,859
	Freddie Mac 2613 ZT, 5.50%, 03/15/33	9,398	9,357
	Freddie Mac 2625 (IO), 5.00%, 12/15/31	421,148	63,632
	Freddie Mac 2631 IJ (IO), 5.00%, 10/15/26	100,000	18,728
	Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	200,000	34,445
	Government National Mortgage Association 1999-38 SP (IO), 0.25%, 05/16/26[7]	6,299,072	9,663
	Government National Mortgage Association 2002-32 WS (IO), 6.93%, 03/20/30[7]	102,040	1,968
	Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	787,215	115,991
	Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	48,672

			722,853

	Total Mortgage-Backed		847,231

	Total Bonds (Cost $3,622,246)		3,696,007

		Shares

EQUITIES 6.66%
Communications —5.25%	Corts Trust For Worldcom (PFD), 7.60%, 08/15/28[5]	3,500	30,800
	Corts Trust US West Communications (PFD), 7.50%, 11/15/43	3,000	64,500
	CSC Holdings Inc. (PFD), 11.13%, 04/01/08	112	11,746
	Preferred Plus Trust,
	7.75%, 02/15/31	350	6,611
	8.00%, 02/15/31	700	13,580
	8.38%, 10/01/46	3,500	91,175

			218,412

Insurance —1.41%	Corp-Backed Trust Certs (PFD), 8.80%, 12/01/26	2,225	58,518

	Total Equities (Cost $268,911)		276,930

	Issues	Principal Amount	Value

SHORT TERM INVESTMENTS 6.29%
Money Market	Dreyfus Cash Management	$57,800	$57,800
RIC—6.29%	J.P. Morgan Institutional Prime Money Market	203,900	203,900

			261,700

	Total Short Term Investments (Cost $261,700)		261,700

	Total Investments—101.81% (Cost $4,152,857)[1]		4,234,637

	Liabilities Less Cash and Other Assets—(1.81)%		(75,172)

	Net Assets—100.00%		$4,159,465

Notes:

[1]	Cost for Federal income tax purposes is $4,152,857 and net unrealized appreciation consists of:

Gross unrealized appreciation	$105,827
Gross unrealized depreciation	(24,047)

Net unrealized appreciation	$81,780

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $581,561 representing 13.98% of total net assets.
[5]	Securities determined to be illiquid and procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA
08/11/03	BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11	$9,967	$20,533	0.50%
07/09/03	Corts Trust For Worldcom (PFD), 7.60%, 08/15/28	$25,213	30,800	0.74%
08/11/03	DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.03%, 11/25/25	982	3,095	0.07%

		$36,162	$54,428	1.31%

[6]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[7]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(PFD): Preferred Stock

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Issues	Principal Amount	Value

FIXED INCOME SECURITIES 83.53%
ASSET-BACKED SECURITIES—36.87%[3]

Ameriquest Mortgage Securities, Inc. 2003-6 AF1, 1.86% 11/25/19	$1,725,649	$1,728,057
ARC Net Interest Margin Trust 2002-7A A, 7.75%, 10/27/32[4]	547,004	546,292
CapitalSource Commercial Loan Trust 2003-1A A, 1.60%, 10/20/12[4,9]	1,136,259	1,134,750
Centex Home Equity 1999-1 A4, 6.39%, 10/25/27	1,890,390	1,968,179
Centex Home Equity 2003-C AF1, 2.14%, 07/25/18	2,000,000	2,001,122
Chase Funding Mortgage Loan 2001-2 1A4, 6.61%, 11/25/26	1,400,000	1,443,256
CitiFinancial Mortgage Securities, Inc. 2002-1 AF1, 2.47%, 09/25/32	412,624	414,347
Conseco Finance 2000-C B2, 3.17%, 07/15/29[9]	299,525	275,802
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	700,000	742,377
Conseco Finance 2002-B A2, 5.31%, 05/15/33	1,607,619	1,635,752
Conseco Finance 2002-C BF2, 8.00%, 08/15/33[4]	706,778	706,667
Conseco Finance Securitizations Corp. 2000-6 A3, 6.55%, 09/01/32	867,341	875,082
Contimortgage Home Equity Loan Trust 1998-2 A7, 6.57%, 03/15/23	2,000,000	2,076,148
CS First Boston Mortgage Securities 2001-H30N A, 8.00%, 07/27/32	137,948	136,978
Embarcadero Aircraft Securitization Trust 2000-A A1, 1.60%, 08/15/25[4,9]	1,700,000	860,370
Equity One ABS, Inc. 2002-3 AF3, 5.50%, 11/25/32	2,000,000	2,085,180
Equivantage Home Equity Loan Trust 1997-3 A3, 7.05%, 10/25/28	396,417	400,332
First Alliance Mortgage Loan Trust 1994-4 A1, 9.28%, 02/25/26	49,385	49,282
Galileo Securities, Inc. 2002-1A A1, 1.45%, 02/03/11[9]	1,225,115	943,492
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/25/27	1,339,386	1,402,772
Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26[6]	520,000	227,651
Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29[6]	1,700,000	510,170
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	872,069	891,964
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	43,601	44,265
Green Tree Home Improvement Loan Trust 1998-B HEM2, 7.33%, 11/15/29	250,000	262,145
Green Tree Home Improvement Loan Trust 1999-B M1, 8.38%, 07/15/26	982,680	1,060,911

	Issues	Principal Amount	Value

Fixed Income Securities (continued)	Green Tree Recreational, Equipment & Consumer Trust 1996-B CTFS, 7.70%, 07/15/18	$570,078	$571,587
Asset-Backed Securities (continued)	Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	715,723	717,567
	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4,6]	321,829	326,560
	IMPAC Secured Assets CMN Owner Trust 1998-1 M2, 7.77%, 07/25/25	385,018	394,412
	Keystone Home Improvement Loan Trust 1997-P2 IB, 7.94%, 04/25/18[4]	432,911	432,825
	Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	932,918	953,814
	Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,300,000	1,369,817
	Metris Master Trust 2000-3 A, 1.38%, 09/21/09[9]	1,515,000	1,448,747
	Metris Master Trust 2001-3 A, 1.35%, 07/21/08[9]	1,300,000	1,275,781
	NationsCredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	3,316	3,514
	Newbury Funding CBO Ltd. 2000-1 A3, 4.04%, 02/15/30[4,9]	500,000	432,850
	NovaStar NIM Trust 2003-N1, 7.39%, 09/28/33[4]	462,340	462,756
	Oakwood Mortgage Investors, Inc. 2002-B A1, 1.35%, 05/15/13[9]	1,320,763	1,311,669
	Residential Asset Mortgage Products, Inc. 2002-RZ1 A4, 5.77%, 06/25/29	2,100,000	2,135,445
	Structured Asset Securities Corp. 1998-4 A2, 1.36%, 06/25/28[9]	1,279,873	1,280,988
	Structured Asset Securities Corp. 1999-BC1 M2, 2.42%, 01/25/29[9]	795,652	797,692
	Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	135,437	145,552
	UCFC Home Equity Loan 1998-D MF1, 6.91%, 04/15/30	1,100,000	1,168,318

	Total Asset-Backed Securities		39,653,237

CORPORATES—33.09%[2]
Banks—0.65%	Societe Generale (EMTN), 1.74%, 10/29/49[9]	700,000	697,372

Capital Goods —1.09%	Tyco International Group SA, 5.88%, 11/01/04	1,140,000	1,174,200

Communications —5.05%	Intermedia Communications (PFD), 13.50%, 03/31/09[6,7]	1,603	200,367
	Nextel Communications, 9.75%, 10/31/07	400,000	414,000
	Qwest Capital Funding, 5.88%, 08/03/04	1,000,000	995,000
	Qwest Corp. Bank Loan, 6.50%, 06/30/07[9]	1,500,000	1,537,500
	U.S. West Capital Funding, 6.25%, 07/15/05	700,000	689,500

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Fixed Income	Worldcom, Inc.,
Securities	6.50%, 05/15/04[7]	$2,000,000	$665,000
(continued)	7.88%, 05/15/04[7]	1,800,000	598,500
Corporates (continued) Communications (continued)	7.38%, 01/15/49[4,7]	1,000,000	332,500

			5,432,367

Electric—5.27%	Calpine Corp., 6.85%, 07/15/07[4,9]	2,000,000	1,882,500
	Centerpoint Energy Term Loan, 12.75%, 11/11/05[9]	1,494,000	1,718,100
	Enterprise Capital Trust II, 2.36%, 06/30/28[9]	1,200,000	962,590
	Power Contract Financing, 5.20%, 02/01/06[4]	1,100,000	1,099,097

			5,662,287

Finance—5.74%	Capital One Bank, 8.25%, 06/15/05	2,300,000	2,509,081
	Finova Group Inc., 7.50%, 11/15/09	1,064,000	532,000
	Ford Motor Credit Co.,
	1.56%, 07/07/05[9] (EMTN)	500,000	490,750
	1.55%, 07/18/05[9] (MTN)	400,000	393,082
	General Motors Acceptance Corp. (MTN), 3.03%, 05/19/05[9]	1,730,000	1,752,116
	MBNA America Bank NA, 1.55%, 05/12/04[4,9]	500,000	499,323

			6,176,352

Insurance—0.75%	Fairfax Financial Holdings, 7.75%, 12/15/03	800,000	808,000

Natural Gas —3.06%	Sempra Energy, 6.80%, 07/01/04	800,000	831,151
	Williams Co. Inc., 9.25%, 03/15/04	2,400,000	2,460,000

			3,291,151

Real Estate Investment Trust (REIT)—3.67%	Colonial Realty LP (MTN), 6.96%, 07/26/04	1,000,000	1,037,320
	JDN Realty Corp., 6.80%, 08/01/04	1,100,000	1,137,711
	New Plan Excel Realty Trust (MTN), 7.33%, 11/20/03	700,000	705,225
	Summit Properties Partnership, 6.63%, 12/15/03	300,000	302,455
	United Dominion Realty Trust (MTN), 7.67%, 01/26/04	750,000	762,203

			3,944,914

Secured Assets —1.04%	Magnus Funding Ltd. 1A B, 2.48%, 06/15/11[4,6,9]	1,081,560	291,913
	Zermatt CBO Ltd. 1A A, 1.71%, 09/01/10[4,9]	915,731	825,348

			1,117,261

Technology —0.76%	Avnet, Inc., 6.88%, 03/15/04	800,000	818,000

Transportation —6.01%	America West Airlines, 6.86%, 01/02/06[6]	109,328	83,950
	American Airlines 2002-1 G, 1.76%, 03/23/09[9]	526,344	527,138
	Continental Airlines, Inc. 1996-2 A, 7.75%, 01/02/16	70,843	65,795
	Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,271,522	1,213,143

	Issues	Principal Amount	Value

Fixed Income Securities (continued) Corporates (continued) Transportation (continued)	Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	$589,443	$519,202
	Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	250,631	244,462
	Delta Air Lines 2003-1 G, 1.86%, 07/25/09[4,9]	1,072,498	1,079,195
	Hertz Corp., 1.66%, 08/13/04[9]	1,800,000	1,790,147
	United Air Lines 1997-A 1A, 1.36%, 03/02/04[6,9]	1,194,719	937,855

			6,460,887

	Total Corporates		35,582,791

MORTGAGE-BACKED—12.79%[3]
Commercial Mortgage-Backed —1.25%	Blaylock Mortgage Capital Corp. 1997-A B1, 6.43%, 10/25/04[4]	1,329,984	1,345,146

Non-Agency Mortgage-Backed —4.54%	Banc of America Funding Corp. 2001-1 1A12, 6.75%, 11/20/32	1,655,451	1,685,327
	DLJ Mortgage Acceptance Corp. 1992-Q4 A2, 5.59%, 07/25/22[9]	62,490	62,487
	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.69%, 06/25/24[4,6]	433,299	546
	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30[6]	55,209	5,525
	Ryland Acceptance Corp. IV 28 1, 11.50%, 12/25/16	6,910	7,127
	Structured Asset Securities Corp. 1996-CFL F, 7.75%, 02/25/28[4]	500,000	503,750
	Structured Asset Securities Corp. 2002-5A 6A, 6.39%, 04/25/32	321,426	332,236
	Structured Asset Securities Corp. 2002-26 2A1, 6.00%, 12/25/32	60,849	61,532
	Summit Mortgage Trust 2000-1 B5, 6.05%, 12/28/12[4]	23,741	23,615
	Washington Mutual 2002-AR18 A, 4.20%, 01/25/33[9]	2,142,851	2,177,374
	Wells Fargo Mortgage Backed Securities Trust 2000-2 1A7, 7.75%, 06/25/30	20,869	20,849

			4,880,368

U.S. Agency Mortgage-Backed	Fannie Mae 1993-95 SB, 15.05%, 06/25/08[9]	9,552	10,869
—7.00%	Fannie Mae 1994-10 H, 6.50%, 08/25/22	975,688	991,473
	Fannie Mae 1997-91 SL (IO), 7.50%, 11/25/23[9]	1,874,898	193,645
	Fannie Mae 2001-60 JZ, 6.00% 03/25/31	607,038	622,620
	Fannie Mae G-36 ZB, 7.00%, 11/25/21	15,415	16,777
	Fannie Mae Pool 646884, 5.61%, 05/01/32[9]	1,364,459	1,397,505
	Fannie Mae TBA, 5.00%, 10/15/18	2,040,000	2,090,364
	Freddie Mac 1726 Z, 6.75%, 02/15/20	17,599	17,600

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

	Issues	Principal Amount	Value

Fixed Income Securities (continued) Mortgage-Backed (continued) U.S. Agency Mortgage-Backed (continued)	Freddie Mac 2 L, 8.00%, 11/25/22	$59,303	$68,082
	Freddie Mac 2410 MK, 6.50%, 06/15/29	1,800,000	1,835,322
	Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	800,000	82,721
	Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	1,600,000	104,322
	Freddie Mac 2628 ZM, 5.00%, 06/15/33	99,960	99,646

			7,530,946

	Total Mortgage-Backed		13,756,460

U.S. AGENCY SECURITIES—0.78%
U.S. Agency Securities—0.78%	Federal Home Loan Bank, 2.50%, 03/15/06	830,000	841,039

	Total U.S. Agency Securities		841,039

	Total Fixed Income Securities (Cost $95,819,950)		89,833,527

		Shares

COMMON STOCK 0.09%
	S & P 500 Depository Receipt	985	98,451

	Total Common Stock (Cost $100,398)		98,451

		Principal Amount

SHORT TERM INVESTMENTS 19.71%
Commercial Paper—6.39%	Citigroup Global Markets Holdings Inc., 1.06%[5], 10/28/03	$2,020,000	2,018,254
	DaimlerChrysler NA Holdings Corp., 1.24%[5] 11/05/03	2,690,000	2,686,757
	General Electric Capital Corp., 1.06%[5], 10/21/03	2,175,000	2,173,754

			6,878,765

Money Market RIC—0.20%	J.P. Morgan Institutional Prime Money Market	214,000	214,000

U.S. Agency	Fannie Mae,
Discount Notes	1.05%[5], 10/02/03[8]	5,000	5,000
—13.12%	0.98%[5], 10/15/03[8]	611,000	610,760
	1.04%[5], 10/15/03[8]	5,025,000	5,023,027
	1.06%[5], 10/15/03[8]	797,000	796,687
	1.03%[5], 11/06/03	1,085,000	1,083,882

	Issues	Principal Amount	Value

Short Term Investment (continued) U.S. Agency Discount Notes (continued)	Freddie Mac,
	0.99%[5], 10/15/03[8]	$168,000	$167,934
	1.05%[5], 10/28/03	1,750,000	1,748,622
	1.05%[5], 10/30/03	675,000	674,462
	1.03%[5], 11/06/03	4,000,000	3,995,900

			14,106,274

	Total Short Term Investments (Cost $21,199,039)		21,199,039

	Total Investments—103.33% (Cost $117,119,387)[1]		111,131,017

	Liabilities Less Cash and Other Assets—(3.33)%		(3,580,374)

	Net Assets—100.00%		$107,550,643

FUTURES CONTRACTS: LONG POSITIONS

Number of Contracts		Unrealized (Depreciation)
435	S & P Index, December 2003	$(1,923,940)
3	S & P Mini, December 2003	(5,018)

	Net unrealized depreciation	$(1,928,958)

Notes:

[1]	Cost for Federal income tax purposes is $117,119,387 and net unrealized depreciation consists of:

Gross unrealized appreciation	$1,812,238
Gross unrealized depreciation	(7,800,608)

Net unrealized depreciation	$(5,988,370)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions with qualified institutional buyers. The market value of these securities at September 30, 2003 was $12,931,555 representing 12.02% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Securities determined to be illiquid and procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Value	% of TNA
06/19/01	America West Airlines, 6.86%, 01/02/06	$108,696	$83,950	0.08%
01/28/99	DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.69%, 06/25/24	61,741	546	0.00%
01/22/01	Green Tree Financial Corp. 1995-5 B2, 7.65%, 09/15/26	362,089	227,651	0.21%
11/21/02	Green Tree Financial Corp. 1997-6 B1, 7.17%, 01/15/29	491,164	510,170	0.47%
03/27/03	HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11	321,358	326,560	0.30%
01/12/00	IMPAC Secured Assets CMN Owner Trust 1999-2 A9 (IO), 9.00%, 01/25/30	31,352	5,525	0.01%
11/30/01	Intermedia Communications (PFD), 13.50%, 03/31/09	1,704,932	200,367	0.19%

See accompanying notes to financial statements.

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

September 30, 2003 (Unaudited)

Date of Purchase	Security	Cost	Value	% of TNA
04/11/00	Magnus Funding Ltd. 1A B, 2.48%, 06/15/11	$992,257	$291,913	0.27%
11/20/01	United Air Lines 1997-1 1A, 1.36%, 03/02/04	1,194,719	937,855	0.87%

		$5,268,308	$2,584,537	2.40%

[7]	Non-income producing. Security is in default. Issuing company has filed for reorganization under Chapter 11 of the U.S. Bankruptcy code.
[8]	Securities, or a portion there of, pledged as collateral with a value of $6,603,408 on 435 long S&P Index futures contracts and 3 long S&P Mini futures contacts expiring December 2003.
[9]	Floating rate security. The rate disclosed is that in effect at September 30, 2003.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(PFD): Preferred Stock

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

	Ultra Short Bond Fund*	Low Duration Bond Fund	Intermediate Bond Fund**	Total Return Bond Fund
Assets:
Investments, at value (Cost $5,905,300, $577,473,325, $34,013,936, and $1,551,996,950, respectively) (Note 2)	$5,924,670	$541,512,962	$35,098,955	$1,483,126,879
Cash and cash equivalents (Note 2)	314,877	2,629,860	164,820	54,401,994
Dividends and interest receivable	46,510	3,783,771	324,370	19,970,917
Receivable for securities sold	554,400	8,064,553	834,000	5,297,709
Receivable for capital stock sold	410,000	508,515	0	975,004
Due from Adviser (Note 5)	0	0	4,846	0
Other assets	19,459	66,879	153	120,318

Total assets	7,269,916	556,566,540	36,427,144	1,563,892,821

Liabilities:
Payable for securities purchased	1,263,934	39,322,234	2,967,054	135,966,405
Payable for capital stock redeemed	0	1,787,905	0	2,068,707
Due to Adviser (Note 5)	10,194	102,771	0	350,736
Accrued expenses	12,441	149,842	11,438	390,585
Accrued 12b-1 expenses	583	47,891	2	81,221
Distributions payable	15,882	1,929,921	138,613	7,690,390

Total liabilities	1,303,034	43,340,564	3,117,107	146,548,044

Net assets	$5,966,882	$513,225,976	$33,310,037	$1,417,344,777

Class M Shares:
Net assets (Applicable to 1,179,802, 33,326,497, 927, and 49,741,512 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$5,966,882	$316,003,249	$10,069	$484,574,241

Net asset value, offering and redemption price per Class M share	$5.06	$9.48	$10.86	$9.74

Class I Shares:
Net assets (Applicable to 20,793,329, 3,066,383, and 95,770,412 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$197,222,727	$33,299,968	$932,770,536

Net asset value, offering and redemption price per Class I share	N/A	$9.48	$10.86	$9.74

Net Assets Consist of:
Capital paid-in	$5,945,808	$561,359,618	$31,386,954	$1,529,698,143
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	1,704	(12,173,279)	838,064	(43,483,295)
Net unrealized appreciation/(depreciation) on investments and futures contracts	19,370	(35,960,363)	1,085,019	(68,870,071)

	$5,966,882	$513,225,976	$33,310,037	$1,417,344,777

  * The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.

** The Intermediate Bond Fund Class M Shares commenced operations on June 30, 2003.

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund*	AlphaTrak 500 Fund
Assets:
Investments, at value (Cost $126,708,624, $4,152,857, and $117,119,387, respectively) (Note 2)	$133,043,598	$4,234,637	$111,131,017
Cash and cash equivalents (Note 2)	3,004,857	39,214	0
Dividends and interest receivable	2,214,734	60,558	732,338
Receivable for securities sold	8,129,500	146,100	1,599,382
Receivable for capital stock sold	3,480,244	95,000	0
Other assets	15,756	11,256	407,370

Total assets	149,888,689	4,586,765	113,870,107

Liabilities:
Payable to custodian (Note 2)	0	0	285,477
Payable for securities purchased	9,833,464	384,491	4,775,459
Payable for capital stock redeemed	5,556,532	56	143,381
Variation Margin (Note 3)	0	0	72,409
Due to Adviser (Note 5)	12,778	14,828	30,866
Accrued expenses	12,815	12,419	32,150
Accrued 12b-1 expenses	21,461	702	0
Distributions payable	803,796	14,804	979,722

Total liabilities	16,240,846	427,300	6,319,464

Net assets	$133,647,843	$4,159,465	$107,550,643

Class M Shares:
Net assets (Applicable to 9,324,128, 389,502, and 16,609,025 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$116,543,498	$4,159,465	$107,550,643

Net asset value, offering and redemption price per Class M share	$12.50	$10.68	$6.48

Class I Shares:
Net assets (Applicable to 1,367,688 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$17,104,345	N/A	N/A

Net asset value, offering and redemption price per Class I share	$12.51	N/A	N/A

Net Assets Consist of:
Capital paid-in	$123,413,734	$4,077,165	$146,430,325
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	3,899,135	520	(30,962,354)
Net unrealized appreciation/(depreciation) on investments and futures contracts	6,334,974	81,780	(7,917,328)

	$133,647,843	$4,159,465	$107,550,643

*  The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.

N/A — Not Applicable

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2003 (Unaudited)

	Ultra Short Bond Fund*	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Investment Income:
Interest	$30,064	$13,574,541	$960,119	$52,064,788

Total investment income	30,064	13,574,541	960,119	52,064,788

Expenses:
Investment advisory fees (Note 5)	1,604	781,261	54,468	2,568,674
Administration fees	2,164	201,616	23,231	515,683
Auditing and tax consulting fees	4,328	11,518	9,696	23,132
Custodian fees	999	28,351	3,225	86,739
Distribution fees	1,026	300,049	5	542,990
Insurance expenses	0	9,941	908	28,480
Legal fees	233	9,014	501	21,032
Miscellaneous expenses	232	27,489	1,845	55,445
Registration and filing fees	4,012	23,272	1,795	19,371
Reports to shareholders	299	10,516	351	25,289
Transfer agent fees	5,992	58,626	12,838	115,163
Trustees’ fees and expenses	166	5,245	303	17,305

Total operating expenses	21,055	1,466,898	109,166	4,019,303

Expenses waived and reimbursed (Note 5)	(17,848)	(151,209)	(40,686)	(247,123)

Net expenses	3,207	1,315,689	68,480	3,772,180

Net investment income	26,857	12,258,852	891,639	48,292,608

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts	1,704	3,391,838	676,584	32,953,279
Net change in unrealized appreciation on investments	19,370	3,061,215	277,369	39,703,335
Net change in unrealized appreciation on futures contracts	0	89,062	0	0

Net realized and unrealized gain on investments and futures contracts	21,074	6,542,115	953,953	72,656,614

Net Increase in Net Assets from Operations	$47,931	$18,800,967	$1,845,592	$120,949,222

* The Ultra Short Bond Fund commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2003 (Unaudited)

	High Yield Bond Fund	Strategic Income Fund*	AlphaTrak 500 Fund
Investment Income:
Dividends	$70,484	$4,575	$426
Interest	3,670,157	24,002	2,375,630

Total investment income	3,740,641	28,577	2,376,056

Expenses:
Investment advisory fees (Note 5)	229,318	7,921	397,825
Administration fees	36,247	2,164	46,966
Amortization of organizational expenses (Note 2)	0	0	921
Auditing and tax consulting fees	10,462	4,328	9,589
Custodian fees	4,626	999	9,045
Distribution fees	93,277	1,064	0
Insurance expenses	862	0	1,516
Legal fees	921	233	1,202
Miscellaneous expenses	7,548	232	2,052
Registration and filing fees	30,582	4,037	5,967
Reports to shareholders	7,027	300	4,343
Transfer agent fees	54,883	5,992	14,426
Trustees’ fees and expenses	439	166	940

Total operating expenses	476,192	27,436	494,792

Expenses waived and reimbursed (Note 5)	(130,665)	(17,623)	0

Net expenses	345,527	9,813	494,792

Net investment income	3,395,114	18,764	1,881,264

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts	3,025,828	520	19,023,766
Net change in unrealized appreciation/(depreciation) on investments	4,073,569	81,780	(66,049)
Net change in unrealized (depreciation) on futures contracts	0	0	(2,679,883)

Net realized and unrealized gain on investments and futures contracts	7,099,397	82,300	16,277,834

Net Increase in Net Assets from Operations	$10,494,511	$101,064	$18,159,098

* The Strategic Income Fund commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

Ultra Short Bond Fund*
Period Ended September 30, 2003 (Unaudited)
Operations:
Net investment income	$26,857
Net realized gain on investments	1,704
Net change in unrealized appreciation on investments	19,370

Net increase in net assets resulting from operations	47,931

Dividends and Distributions to Shareholders from:
Net investment income	(26,857)

Net (decrease) in net assets resulting from dividends and distributions	(26,857)

Capital Share Transactions:
Proceeds from sale of shares	5,964,816
Shares issued in reinvestment of dividends and distributions	10,992
Cost of shares redeemed	(30,000)

Net increase in net assets resulting from capital share transactions	5,945,808

Net increase in net assets	5,966,882
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $0)	$5,966,882

* The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Low Duration Bond Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations:
Net investment income	$12,258,852	$34,457,859
Net realized gain/(loss) on investments and futures contracts	3,391,838	(4,141,296)
Net change in unrealized appreciation/(depreciation) on investments	3,061,215	(35,534,128)
Net change in unrealized appreciation/(depreciation) on futures contracts	89,062	(549,749)

Net increase/(decrease) in net assets resulting from operations	18,800,967	(5,767,314)

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(7,305,547)	(20,741,786)
Class I	(4,953,305)	(13,716,073)

Net (decrease) in net assets resulting from dividends and distributions	(12,258,852)	(34,457,859)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	71,735,046	169,253,482
Shares issued in reinvestment of dividends and distributions	6,008,822	20,166,859
Cost of shares redeemed	(71,391,100)	(283,665,129)

Total class M capital share transactions	6,352,768	(94,244,788)

Class I:
Proceeds from sale of shares	70,308,407	178,002,268
Shares issued in reinvestment of dividends and distributions	3,294,691	11,033,157
Cost of shares redeemed	(85,004,360)	(294,747,651)

Total class I capital share transactions	(11,401,262)	(105,712,226)

Net (decrease) in net assets resulting from capital share transactions	(5,048,494)	(199,957,014)

Net increase/(decrease) in net assets	1,493,621	(240,182,187)
Net assets at beginning of period	511,732,355	751,914,542

Net assets at end of period (including undistributed net investment income of $0, and $0, respectively)	$513,225,976	$511,732,355

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Intermediate Bond Fund*
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations:
Net investment income	$891,639	$960,504
Net realized gain on investments and futures contracts	676,584	420,470
Net change in unrealized appreciation on investments	277,369	807,650

Net increase in net assets resulting from operations	1,845,592	2,188,624

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(125)	0
Class I	(891,514)	(960,504)
Realized gains on investments:
Class M	0	0
Class I	0	(258,990)

Net (decrease) in net assets resulting from dividends and distributions	(891,639)	(1,219,494)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	10,000	0
Shares issued in reinvestment of dividends and distributions	85	0
Cost of shares redeemed	0	0

Total class M capital share transactions	10,085	0

Class I:
Proceeds from sale of shares	28,224,487	26,072,701
Shares issued in reinvestment of dividends and distributions	658,217	1,219,450
Cost of shares redeemed	(24,695,729)	(102,257)

Total class I capital share transactions	4,186,975	27,189,894

Net increase in net assets resulting from capital share transactions	4,197,060	27,189,894

Net increase in net assets	5,151,013	28,159,024

Net assets at beginning of period	28,159,024	0

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$33,310,037	$28,159,024

* The Intermediate Bond Fund Class M Shares commenced operations on June 30, 2003

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	Total Return Bond Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations:
Net investment income	$48,292,608	$129,738,131
Net realized gain/(loss) on investments and futures contracts	32,953,279	(75,591,337)
Net change in unrealized appreciation/(depreciation) on investments	39,703,335	(59,682,187)

Net increase/(decrease) in net assets resulting from operations	120,949,222	(5,535,393)

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(16,687,629)	(47,946,324)
Class I	(31,604,979)	(81,791,807)
Realized gains on investments:
Class M	0	(2,563,787)
Class I	0	(4,414,937)

Net (decrease) in net assets resulting from dividends and distributions	(48,292,608)	(136,716,855)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	77,002,089	287,082,332
Shares issued in reinvestment of dividends and distributions	12,799,910	45,119,105
Cost of shares redeemed	(182,612,386)	(418,562,692)

Total class M capital share transactions	(92,810,387)	(86,361,255)

Class I:
Proceeds from sale of shares	67,739,102	345,157,200
Shares issued in reinvestment of dividends and distributions	25,257,039	79,660,583
Cost of shares redeemed	(150,859,857)	(500,027,492)

Total class I capital share transactions	(57,863,716)	(75,209,709)

Net (decrease) in net assets resulting from capital share transactions	(150,674,103)	(161,570,964)

Net (decrease) in net assets	(78,017,489)	(303,823,212)
Net assets at beginning of period	1,495,362,266	1,799,185,478

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$1,417,344,777	$1,495,362,266

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	High Yield Bond Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations:
Net investment income	$3,395,114	$1,121,494
Net realized gain on investments and futures contracts	3,025,828	873,307
Net change in unrealized appreciation on investments	4,073,569	2,261,405

Net increase in net assets resulting from operations	10,494,511	4,256,206

Dividends and Distributions to Shareholders from:
Net investment income:
Class M	(2,742,703)	(1,121,494)
Class I	(652,411)	0

Net (decrease) in net assets resulting from dividends and distributions	(3,395,114)	(1,219,494)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	83,155,954	49,132,097
Shares issued in reinvestment of dividends and distributions	2,021,440	1,102,315
Cost of shares redeemed	(23,490,915)	(4,373,297)

Total class M capital share transactions	61,686,479	45,861,115

Class I:
Proceeds from sale of shares	20,436,630	0
Shares issued in reinvestment of dividends and distributions	513,964	0
Cost of shares redeemed	(5,084,454)	0

Total class I capital share transactions	15,866,140	0

Net increase in net assets resulting from capital share transactions	77,552,619	45,861,115

Net increase in net assets	84,652,016	48,995,827
Net assets at beginning of period	48,995,827	0

Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$133,647,843	$48,995,827

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

Strategic Income Fund*
Period Ended September 30, 2003 (Unaudited)
Operations:
Net investment income	$18,764
Net realized gain on investments	520
Net change in unrealized appreciation on investments	81,780

Net increase in net assets resulting from operations	101,064

Dividends and Distributions to Shareholders from:
Net investment income	(18,764)

Net (decrease) in net assets resulting from dividends and distributions	(18,764)

Capital Share Transactions:
Proceeds from sale of shares	4,286,242
Shares issued in reinvestment of dividends and distributions	3,943
Cost of shares redeemed	(213,020)

Net increase in net assets resulting from capital share transactions	4,077,165

Net increase in net assets	4,159,465
Net assets at beginning of period	0

Net assets at end of period (including undistributed net investment income of $0)	$4,159,465

* The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.

See accompanying notes to financial statements.

Metropolitan West Funds

Statements of Changes in Net Assets

	AlphaTrak 500 Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Operations:
Net investment income	$1,881,264	$4,668,571
Net realized gain/(loss) on investments and futures contracts	19,023,766	(31,425,074)
Net change in unrealized (depreciation)/appreciation on investments	(66,049)	6,031,386
Net change in unrealized (depreciation) appreciation on futures contracts	(2,679,883)	659,695

Net increase/(decrease) in net assets resulting from operations	18,159,098	(32,128,194)

Dividends and Distributions to Shareholders from:
Net investment income	(1,892,072)	(5,785,057)

Net (decrease) in net assets resulting from dividends and distributions	(1,892,072)	(5,785,057)

Capital Share Transactions:
Proceeds from sale of shares	12,307,869	57,135,392
Shares issued in reinvestment of dividends and distributions	813,606	5,409,801
Cost of shares redeemed	(10,190,824)	(23,028,215)

Net increase in net assets resulting from capital share transactions	2,930,651	39,516,978

Net increase in net assets	19,197,677	1,603,727
Net assets at beginning of period	88,352,966	86,749,239

Net assets at end of period (including undistributed net investment income of $0, and $10,808, respectively)	$107,550,643	$88,352,966

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Ultra Short Bond Fund*
Period Ended September 30, 2003# (Unaudited)
Net Asset Value, Beginning of Period	$5.00

Income from Investment Operations:
Net investment income	0.06
Net realized and unrealized gain on investments and futures contracts	0.06

Total from Investment Operations	0.12

Less Distributions:
Dividends from net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$5.06

Total Return	2.30%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,967
Ratio of Expenses to Average Net Assets
Before expense reimbursement	3.27%[1]
After expense reimbursement	0.50%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	1.40%[1]
After expense reimbursement	4.18%[1]
Portfolio Turnover Rate	7%[2]

*	The Ultra Short Bond Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2003# (Unaudited)	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#
Net Asset Value, Beginning of Period	$9.36	$9.87	$10.03	$9.99	$10.15	$10.18

Income from Investment Operations:
Net investment income	0.22	0.51	0.63	0.80	0.72	0.66
Net realized and unrealized gain/(loss) on investments and futures	0.12	(0.51)	(0.16)	0.04	(0.11)	(0.02)

Total from Investment Operations	0.34	0.00	0.47	0.84	0.61	0.64

Less Distributions:
Dividends from net investment income	(0.22)	(0.51)	(0.63)	(0.80)	(0.72)	(0.66)
Distributions from net capital gains on investments	0.00	0.00	0.00	0.00	(0.05)	(0.01)

Total Distributions	(0.22)	(0.51)	(0.63)	(0.80)	(0.77)	(0.67)

Net Asset Value, End of Period	$9.48	$9.36	$9.87	$10.03	$9.99	$10.15

Total Return	3.65%[2]	0.10%	4.74%	8.89%	6.22%	6.54%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$316,003	$305,726	$424,441	$166,246	$367,943	$235,337
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.64%[1]	0.62%	0.64%	0.65%	0.66%	0.70%
After expense reimbursement	0.58%[1]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.56%[1]	5.36%	6.15%	8.01%	7.14%	6.49%
After expense reimbursement	4.62%[1]	5.40%	6.21%	8.08%	7.22%	6.61%
Portfolio Turnover Rate	44%[2]	65%	26%	53%	126%	73%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Low Duration Bond Fund*
	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2003# (Unaudited)	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.36	$9.87	$10.03	$9.99

Income from Investment Operations:
Net investment income	0.23	0.53	0.65	0.82
Net realized and unrealized gain/(loss) on investments and futures contracts	0.12	(0.51)	(0.16)	0.04

Total from Investment Operations	0.35	0.02	0.49	0.86

Less Distributions:
Dividends from net investment income	(0.23)	(0.53)	(0.65)	(0.82)

Total Distributions	(0.23)	(0.53)	(0.65)	(0.82)

Net Asset Value, End of Period	$9.48	$9.36	$9.87	$10.03

Total Return	3.75%[2]	0.29%	4.94%	9.10%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$197,223	$206,006	$327,473	$257,021
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.45%[1]	0.43%	0.45%	0.46%
After expense reimbursement	0.39%[1]	0.39%	0.39%	0.39%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	4.75%[1]	5.55%	6.34%	8.20%
After expense reimbursement	4.81%[1]	5.59%	6.40%	8.27%
Portfolio Turnover Rate	44%[2]	65%	26%	53%

*	The Low Duration Bond Fund Class I shares commenced operations on March 31, 2000.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Intermediate Bond Fund*
Class M
Period Ended September 30, 2003# (Unaudited)
Net Asset Value, Beginning of Period	$10.88

Income from Investment Operations:
Net investment income	0.14
Net realized and unrealized (loss) on investments and futures contracts	(0.02)

Total from Investment Operations	0.12

Less Distributions:
Dividends from net investment income	(0.14)

Total Distributions	(0.14)

Net Asset Value, End of Period	$10.86

Total Return	1.10%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.91%[1]
After expense reimbursement	0.65%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.24%[1]
After expense reimbursement	5.50%[1]
Portfolio Turnover Rate	103%[2]

*	The Intermediate Bond Fund Class M shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Intermediate Bond Fund*
	Class I	Class I
	Six Months Ended September 30, 2003# (Unaudited)	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$10.49	$10.00

Income from Investment Operations:
Net investment income	0.31	0.40
Net realized and unrealized gain on investments and futures contracts	0.37	0.59

Total from Investment Operations	0.68	0.99

Less Distributions:
Dividends from net investment income	(0.31)	(0.40)
Distributions from net capital gains on investments	0.00	(0.10)

Total Distributions	(0.31)	(0.50)

Net Asset Value, End of Period	$10.86	$10.49

Total Return	6.52%[2]	10.07%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$33,300	$28,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.70%[1]	0.64%[1]
After expense reimbursement	0.44%[1]	0.44%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.45%[1]	4.83%[1]
After expense reimbursement	5.71%[1]	5.03%[1]
Portfolio Turnover Rate	103%[2]	139%[2]

*	The Intermediate Bond Fund Class I Shares commenced operations on June 28, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund
	Class M	Class M	Class M	Class M	Class M	Class M
	Six Months Ended September 30, 2003# (Unaudited)	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Year Ended March 31, 1999#
Net Asset Value, Beginning of Period	$9.28	$9.95	$10.34	$10.08	$10.53	$10.49

Income from Investment Operations:
Net investment income	0.31	0.70	0.73	0.92	0.78	0.71
Net realized and unrealized gain/(loss) on investments and futures contracts	0.46	(0.63)	(0.29)	0.26	(0.44)	0.19

Total from Investment Operations	0.77	0.07	0.44	1.18	0.34	0.90

Less Distributions:
Dividends from net investment income	(0.31)	(0.70)	(0.73)	(0.92)	(0.78)	(0.71)
Distributions from net capital gains on investments	0	(0.04)	(0.10)	0.00	(0.01)	(0.15)

Total Distributions	(0.31)	(0.74)	(0.83)	(0.92)	(0.79)	(0.86)

Net Asset Value, End of Period	$9.74	$9.28	$9.95	$10.34	$10.08	$10.53

Total Return	8.38%[2]	0.91%	4.39%	12.46%	3.39%	8.84%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$484,574	$550,891	$692,279	$426,467	$250,794	$115,233
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.68%[1]	0.67%	0.68%	0.71%	0.77%	0.97%
After expense reimbursement	0.65%[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	6.39%[1]	7.42%	7.11%	9.10%	7.56%	6.60%
After expense reimbursement	6.42%[1]	7.44%	7.14%	9.16%	7.68%	6.92%
Portfolio Turnover Rate	71%[2]	90%	78%	205%	128%	136%

[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Total Return Bond Fund*
	Class I	Class I	Class I	Class I
	Six Months Ended September 30, 2003# (Unaudited)	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#
Net Asset Value, Beginning of Period	$9.27	$9.94	$10.34	$10.08

Income from Investment Operations:
Net investment income	0.32	0.72	0.75	0.94
Net realized and unrealized gain/(loss) on investments and futures contracts	0.47	(0.63)	(0.30)	0.26

Total from Investment Operations	0.79	0.09	0.45	1.20

Less Distributions:
Dividends from net investment income	(0.32)	(0.72)	(0.75)	(0.94)
Distributions from net capital gains on investments	0.00	(0.04)	(0.10)	0.00

Total Distributions	(0.32)	(0.76)	(0.85)	(0.94)

Net Asset Value, End of Period	$9.74	$9.27	$9.94	$10.34

Total Return	8.60%[2]	1.11%	4.51%	12.70%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$932,771	$944,471	$1,106,907	$605,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.47%[1]	0.46%	0.47%	0.50%
After expense reimbursement	0.44%[1]	0.44%	0.44%	0.44%
Ratio of Net Income to Average Net Assets
Before expense reimbursement	6.60%[1]	7.63%	7.32%	9.31%
After expense reimbursement	6.63%[1]	7.65%	7.35%	9.37%
Portfolio Turnover Rate	71%[2]	90%	78%	205%

*	The Total Return Bond Fund Class I shares commenced operations on March 31, 2000.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Fund

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	High Yield Bond Fund*
	Class M	Class M
	Six Months Ended September 30, 2003# (Unaudited)	Period Ended March 31, 2003#
Net Asset Value, Beginning of Period	$11.38	$10.00

Income from Investment Operations:
Net investment income	0.45	0.47
Net realized and unrealized gain on investments and futures contracts	1.12	1.38

Total from Investment Operations	1.57	1.85

Less Distributions:
Dividends from net investment income	(0.45)	(0.47)

Total Distributions	(0.45)	(0.47)

Net Asset Value, End of Period	$12.50	$11.38

Total Return	13.92%[2]	18.79%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$116,543	$48,996
Ratio of Expenses to Average Net Assets
Before expense reimbursement	1.08%[1]	1.20%[1]
After expense reimbursement	0.80%[1]	0.80%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.69%[1]	8.91%[1]
After expense reimbursement	5.97%[1]	9.31%[1]
Portfolio Turnover Rate	113%[2]	200%[2]

*	The High Yield Bond Fund Class M shares commenced operations on September 30, 2002.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

High Yield Bond Fund*
Class I
Six Months Ended March 31, 2003# (Unaudited)
Net Asset Value, Beginning of Period	$11.38

Income from Investment Operations:
Net investment income	0.46
Net realized and unrealized gain on investments and futures contracts	1.13

Total from Investment Operations	1.59

Less Distributions:
Dividends from net investment income	(0.46)

Total Distributions	(0.46)

Net Asset Value, End of Period	$12.51

Total Return	14.12%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$17,104
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.83%[1]
After expense reimbursement	0.55%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	5.94%[1]
After expense reimbursement	6.22%[1]
Portfolio Turnover Rate	113%[2]

*	The High Yield Bond Fund Class I shares commenced operations on March 31, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Strategic Income Fund*
Period Ended September 30, 2003# (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.11
Net realized and unrealized gain on investments and futures contracts	0.68

Total from Investment Operations	0.79

Less Distributions:
Dividends from net investment income	(0.11)

Total Distributions	(0.11)

Net Asset Value, End of Period	$10.68

Total Return	7.93%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,159
Ratio of Expenses to Average Net Assets
Before expense reimbursement	6.43%[1]
After expense reimbursement	2.30%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	0.27%[1]
After expense reimbursement	4.40%[1]
Portfolio Turnover Rate	16%[2]

*	The Strategic Income Fund Class M Shares commenced operations on June 30, 2003.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	AlphaTrak 500 Fund*
	Six Months Ended September 30, 2003# (Unaudited)	Year Ended March 31, 2003#	Year Ended March 31, 2002#	Year Ended March 31, 2001#	Year Ended March 31, 2000#	Period Ended March 31, 1999#
Net Asset Value, Beginning of Period	$5.49	$8.20	$8.47	$11.90	$11.40	$10.00

Income from Investment Operations:
Net investment income	0.11	0.33	0.48	0.75	0.63	0.44
Net realized and unrealized gain/(loss) on investments and futures contracts	0.99	(2.62)	(0.27)	(3.12)	1.43	1.22

Total from Investment Operations	1.10	(2.29)	0.21	(2.37)	2.06	1.66

Less Distributions:
Dividends from net investment income	(0.11)	(0.42)	(0.48)	(0.74)	(0.70)	(0.26)
Distributions from net capital gains on investments	0.00	0.00	0.00	(0.32)	(0.86)	0.00

Total Distributions	(0.11)	(0.42)	(0.48)	(1.06)	(1.56)	(0.26)

Net Asset Value, End of Period	$6.48	$5.49	$8.20	$8.47	$11.90	$11.40

Total Return	20.14%[2]	(28.35)%	2.66%	(21.20)%	19.28%[2]	17.28%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$107,551	$88,353	$86,749	$54,367	$26,931	$8,104
Ratio of Expenses to Average Net Assets
Before expense reimbursement	0.94%[1]	0.55%	0.89%	0.88%	1.59%[1]	3.39%[1]
After expense reimbursement	0.86%[1]	0.55%	0.80%	0.63%	0.66%[1]	0.72%[1]
Ratio of Net Income to Average Net Assets
Before expense reimbursement	3.56%[1]	5.32%	5.64%	7.31%	5.56%[1]	4.14%[1]
After expense reimbursement	3.63%[1]	5.32%	5.73%	7.56%	6.49%[1]	6.81%[1]
Portfolio Turnover Rate	36%[2]	72%	23%	82%	280%[2]	74%[2]

*	The AlphaTrak 500 Fund commenced operations on June 29, 1998.
[1]	Annualized
[2]	Non-annualized
#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See accompanying notes to financial statements.

Metropolitan West Funds

Notes to Financial Statements

September 30, 2003

(Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. Metropolitan West Asset Management, LLC (the “Adviser”), a registered investment adviser, provides the Funds with investment management services. The Trust currently consists of seven separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), and Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Intermediate Bond Fund – Class I commenced operations on June 28, 2002. The High Yield Bond Fund – Class M commenced operations on September 30, 2002. The High Yield Bond Fund—Class I commenced operations on April 1, 2003. Class M shares of the Intermediate Bond Fund, the Ultra Short Bond Fund, and the Strategic Income Fund commenced operations on June 30, 2003.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a portfolio of high yield fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This fund uses strategies intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Organization Costs:

For the AlphaTrak 500 Fund, organization costs are being amortized on a straight-line basis over five years starting from the date of commencement of operations.

Payable to Custodian:

The amounts payable to custodian represent unsettled interest and paydown payments.

Distributions to Shareholders:

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (continued)

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The Funds may also invest in Collateralized Mortgage Obligations (“CMO”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended September 30, 2003, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be

Notes to Financial Statements (continued)

considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

In addition to the securities listed above, the AlphaTrak 500 Fund may invest in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

4.	SECURITIES TRANSACTIONS

Purchases and sales:

Investment transactions for the period ended September 30, 2003, excluding temporary short-term investments, were as follows:

	Purchases	Sales
Ultra Short Bond Fund	$6,703,751	$236,144
Low Duration Bond Fund	245,092,397	192,135,512
Intermediate Bond Fund	35,659,479	28,005,255
Total Return Bond Fund	981,757,962	949,916,761
High Yield Bond Fund	179,622,131	98,091,659
Strategic Income Fund	4,287,623	316,682
AlphaTrak 500 Fund	72,903,837	28,242,360

5.	INVESTMENT ADVISORY SERVICES

As compensation for advisory services, the Adviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, and the High Yield Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, and 0.50%, respectively, of each Fund’s average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.31% resulting in $397,825 of total management fees for the period ended September 30, 2003. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch 3 month U.S. Treasury Bill Index plus 200 basis points over the same period. Under this agreement, the basic fee was increased by 0.66% resulting in $7,921 of total management fees for the period ended September 30, 2003.

Notes to Financial Statements (continued)

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees for the period ended September 30, 2003, were as follows:

	Investment Advisory Fee Rate		Voluntary Expense Limitation
	Class M	Class I	Class M	Class I
Ultra Short Bond Fund	0.25%	N/A	0.50%	N/A
Low Duration Bond Fund	0.30	0.30%	0.58	0.39%
Intermediate Bond Fund	0.35	0.35	0.65	0.44
Total Return Bond Fund	0.35	0.35	0.65	0.44
High Yield Bond Fund	0.50	0.50	0.80	0.55
Strategic Income Fund	0.50 -1.90	N/A	0.95 - 2.35	N/A
AlphaTrak 500 Fund	0.00 - 0.70	N/A	0.20 - 0.90	N/A

6.	SHARE MARKETING (12b-1) Plan

The Trust has a Share Marketing Plan (or “the Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to AlphaTrak 500 Fund, and Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, and the Strategic Income Fund. The Total Return Bond Fund and Low Duration Bond Fund began accruing for Rule 12b-1 expenses on April 1, 2000. The High Yield Bond Fund began accruing for Rule 12b-1 expenses on October 2, 2002. The Ultra Short Bond Fund, the Intermediate Bond Fund, and the Strategic Income Fund began accruing for Rule 12b-1 expenses on July 2, 2003. Under the Plan, the Trust pays the Distributor, as the Trust’s distribution coordinator, an annual fee up to 0.25% of each Fund’s aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the fiscal year ending March 31, 2004. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

7.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	Ultra Short Bond Fund	Low Duration Bond Fund
	Class M*	Class M	Class M	Class I	Class I
	Period Ended September 30, 2003 (Unaudited)	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	32,663,697	43,014,807	22,003,239	33,176,971
Shares sold	1,183,550	7,587,413	17,605,078	7,438,361	18,614,625
Shares issued through reinvestment of dividends	2,181	636,641	2,134,242	348,931	1,166,519
Shares redeemed	(5,929)	(7,561,254)	(30,090,430)	(8,997,202)	(30,954,876)

Net increase/(decrease) in fund shares	1,179,802	662,800	(10,351,110)	(1,209,910)	(11,173,732)

Shares outstanding at end of period	1,179,802	33,326,497	32,663,697	20,793,329	22,003,239

* Class M Shares commenced operations on June 30, 2003

Notes to Financial Statements (continued)

	Intermediate Bond Fund
	Class M*	Class I	Class I
	Period Ended September 30, 2003 (Unaudited)	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	2,685,416	0
Shares sold	919	2,585,268	2,578,009
Shares issued through reinvestment of dividends	8	61,362	117,374
Shares redeemed	0	(2,265,663)	(9,967)

Net increase in fund shares	927	380,967	2,685,416

Shares outstanding at end of period	927	3,066,383	2,685,416

	Total Return Bond Fund
	Class M	Class M	Class I	Class I
	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	59,384,577	69,601,095	101,834,535	111,318,380
Shares sold	8,027,671	29,861,300	7,034,280	36,000,938
Shares issued through reinvestment of dividends	1,337,308	4,814,087	2,639,276	8,513,253
Shares redeemed	(19,008,044)	(44,891,905)	(15,737,679)	(53,998,036)

Net (decrease) in fund shares	(9,643,065)	(10,216,518)	(6,064,123)	(9,483,845)

Shares outstanding at end of period	49,741,512	59,384,577	95,770,412	101,834,535

	High Yield Bond Fund
	Class M	Class M	Class I
	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Period Ended September 30, 2003 (Unaudited)
Change in Fund shares:
Shares outstanding at beginning of period	4,306,807	0	0
Shares sold	6,789,870	4,605,139	1,732,238
Shares issued through reinvestment of dividends	166,408	100,326	42,261
Shares redeemed	(1,938,957)	(398,658)	(406,811)

Net increase in fund shares	5,017,321	4,306,807	1,367,688

Shares outstanding at end of period	9,324,128	4,306,807	1,367,688

* Class M Shares commenced operations on June 30, 2003

Notes to Financial Statements (continued)

	Strategic Income Fund
	Class M*	AlphaTrak 500 Fund
	Period Ended September 30, 2003 (Unaudited)	Period Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Change in Fund shares:
Shares outstanding at beginning of period	0	16,093,923	10,574,517
Shares sold	409,458	1,969,988	8,555,747
Shares issued through reinvestment of dividends	377	128,127	883,916
Shares redeemed	(20,333)	(1,583,013)	(3,920,257)

Net increase in fund shares	389,502	515,102	5,519,406

Shares outstanding at end of period	389,502	16,609,025	16,093,923

* Class M Shares commenced operations on June 30, 2003

8.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2003 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2009	Expiring in 2010	Expiring in 2011
Total Return Bond Fund	$0	$0	$47,640,050
Low Duration Bond Fund	3,331,863	7,389,225	1,278,315
AlphaTrak 500 Fund	2,732,213	15,738,725	25,134,358

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2003, the following Funds had deferred capital losses.

Fund	Losses Deferred
Total Return Bond Fund	$27,969,131
Low Duration Bond Fund	3,621,598
AlphaTrak 500 Fund	5,614,923

Board of Trustees

Scott B. Dubchansky

David H. Edington

Keith T. Holmes

Martin Luther King III

Daniel D. Villanueva

Andrew Tarica

Ronald J. Consiglio

David Lippman

Officers

Scott B. Dubchansky

Chairman of the Board, President, and

Principal Executive Officer

Joseph D. Hattesohl

Treasurer and Principal Financial Officer

Arlana D. Williams

Assistant Treasurer and Principal Accounting Officer

Lara E. Mulpagano

Secretary

James E. Menvielle

Assistant Treasurer

Adviser:	Auditors:
Metropolitan West Asset Management, LLC 11766 Wilshire Boulevard, Suite 1580 Los Angeles, CA 90025	Deloitte & Touche LLP 350 S. Grand Avenue, Suite 200 Los Angeles, CA 90071
Custodian:	Distributor:
The Bank of New York 100 Church Street, 10th Floor New York, NY 10286	PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406
Transfer Agent:	Legal Counsel:
PFPC Inc. 760 Moore Road King of Prussia, PA 19406	Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105-3441

For Additional Information about the

Metropolitan West Funds call:

(310) 966-8900 or

(800) 241-4671 (toll-free)

A description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request, by calling (800) 241-4671;  and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR-903

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item	7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Metropolitan West Funds

By (Signature and Title)*       /s/ Scott B. Dubchansky

                                                     Scott B. Dubchansky, Chairman and President

                                                     Principal Executive Officer

Date                11/26/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Scott B. Dubchansky

                                                     Scott B. Dubchansky, Chairman and President

                                                     Principal Executive Officer

Date                11/26/2003

By (Signature and Title)*       /s/ Joseph D. Hattesohl

                                                     Joseph D. Hattesohl, Treasurer

                                                     Principal Financial Officer

Date                11/26/2003

* Print the name and title of each signing officer under his or her signature.